STATEMENT OF ADDITIONAL INFORMATION

                              WRL FREEDOM SELECTSM
                                VARIABLE ANNUITY

                                 Issued through
                           WRL SERIES ANNUITY ACCOUNT


                                   Offered by
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716

This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the WRL Freedom SelectSM variable annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2001 by calling 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern Time) or by writing to the administrative office, Western Reserve Life, Annuity Department, P. O. Box 9051, Clearwater, Florida 33758-9051. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Contract and the WRL Series Annuity Account.



                               Dated: May 1, 2001




WRL00362-5/2001

                                TABLE OF CONTENTS

                                                                           Page
DEFINITIONS OF SPECIAL TERMS............................................     1

THE CONTRACT--GENERAL PROVISIONS.........................................    3
   Owner.................................................................    3
   Entire Contract.......................................................    3
   Misstatement of Age or Gender.........................................    3
   Addition, Deletion or Substitution of Investments.....................    3
   Annuity Payment Options...............................................    4
   Death Benefit.........................................................    4
   Assignment............................................................    5
   Proof of Age, Gender and Survival.....................................    6
   Non-Participating.....................................................    6

CERTAIN FEDERAL INCOME TAX CONSEQUENCES .................................    6
   Tax Status of the Contract............................................    6
   Taxation of Western Reserve...........................................    7

INVESTMENT EXPERIENCE....................................................    7
   Accumulation Units....................................................    7
   Accumulation Unit Value...............................................    7
   Annuity Unit Value and Annuity Payment Rates..........................    8

HISTORICAL PERFORMANCE DATA .............................................    9
   Money Market Yields...................................................    9
   Other Subaccount Yields...............................................   10
   Total Returns.........................................................   10
   Other Performance Data................................................   11
   Advertising and Sales Literature......................................   11

PUBLISHED RATINGS........................................................   11

ADMINISTRATION...........................................................   12

RECORDS AND REPORTS......................................................   12

DISTRIBUTION OF THE CONTRACTS............................................   12

OTHER PRODUCTS...........................................................   12

CUSTODY OF ASSETS........................................................   12

LEGAL MATTERS............................................................   13

INDEPENDENT AUDITORS.....................................................   13

OTHER INFORMATION........................................................   13

FINANCIAL STATEMENTS.....................................................   13

                          DEFINITIONS OF SPECIAL TERMS

------------------------------- ----------------------------------------------------------------------------------------------------
accumulation period             The period between the Contract date and the maturity date while the Contract is in force.
------------------------------- ----------------------------------------------------------------------------------------------------
accumulation unit               value An accounting unit of measure we use to calculate ubaccount values during the accumulation period.
------------------------------- ----------------------------------------------------------------------------------------------------
administrative office           Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051.
                                Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716.  Our phone number is
                                1-800-851-9777.
------------------------------- ----------------------------------------------------------------------------------------------------
age                             The issue age is the annuitant's age on his/her
                                birthday immediately preceding the Contract
                                date. Attained age is the issue age plus the
                                number of completed Contract years. When we use
                                the term "age" in this SAI, it has the same
                                meaning as "attained age" in the Contract.
------------------------------- ----------------------------------------------------------------------------------------------------
annuitant                       The person you named in the application (or
                                later changed), to receive annuity payments. The
                                annuitant may be changed as provided in the
                                Contract's death benefit provisions and annuity
                                provision.
------------------------------- ----------------------------------------------------------------------------------------------------
annuity unit value              An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.
------------------------------- ----------------------------------------------------------------------------------------------------
annuity value                   The sum of the separate account value and the fixed account value at the end of any valuation period.
------------------------------- ----------------------------------------------------------------------------------------------------
beneficiary(ies)                The person(s) you elect to receive the death benefit proceeds under the Contract.
------------------------------- ----------------------------------------------------------------------------------------------------
cash value                      The annuity value less any applicable premium taxes.
------------------------------- ----------------------------------------------------------------------------------------------------
Code                            The Internal Revenue Code of 1986, as amended.
------------------------------- ----------------------------------------------------------------------------------------------------
Contract date                   The later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve's administrative office.  It is also the date when, depending on your state of residence, we allocate your premium payment(s)
                                either to the reallocation account or to the fixed account and the subaccounts you selected on your application.  We measure Contract years, Contract months and Contract anniversaries from the
                                Contract date.
------------------------------- ----------------------------------------------------------------------------------------------------
death report day                The valuation date on which we have received both proof of death of the owner who is the annuitant and your beneficiary's election regarding payment.
------------------------------- ----------------------------------------------------------------------------------------------------
fixed account                   An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
------------------------------- ----------------------------------------------------------------------------------------------------
fixed account value             During the accumulation period, your Contract's value in the fixed account.
------------------------------- ----------------------------------------------------------------------------------------------------
funds                           Investment companies which are registered with the U.S. Securities and Exchange Commission.  The
                                Contract allows you to invest in the portfolios of the funds through our subaccounts.  We reserve the right to add other registered investment companies to the Contract in the future.
------------------------------- ----------------------------------------------------------------------------------------------------
in force                        Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
------------------------------- ----------------------------------------------------------------------------------------------------
maturity date                   The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant's 95th birthday.
------------------------------- ----------------------------------------------------------------------------------------------------
NYSE                            New York Stock Exchange.
------------------------------- ----------------------------------------------------------------------------------------------------
owner                           The person(s) entitled to exercise all rights under the Contract. The is the owner unless the
(you, your)                     application states otherwise, or a change of ownership is made at a later time. Joint owners may be named provided the joint owners are husband and wife. Joint ownership is not available in all states.
------------------------------- ----------------------------------------------------------------------------------------------------
portfolio                       A separate investment portfolio of a fund.
------------------------------- ----------------------------------------------------------------------------------------------------
premium payments                Amounts paid by an owner or on the owner's behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term "premium payment" in this SAI, it has the same meaning as "net premium payment" in the Contract, which means the premium payment less any applicable premium taxes.
------------------------------- ----------------------------------------------------------------------------------------------------
reallocation account            The WRL J.P. Morgan Money Market subaccount.
------------------------------- ----------------------------------------------------------------------------------------------------
reallocation date               The date shown on the schedule page of your Contract when we reallocate all annuity value held in the reallocation account to the fixed  account and subaccounts you selected. We place your premium in the reallocation account only if your state requires us to return the full premium in the event you exercise your right to cancel. In all other states, the reallocation date is the Contract date.
------------------------------- ----------------------------------------------------------------------------------------------------

                                       1


------------------------------- ----------------------------------------------------------------------------------------------------
separate                        account WRL Series Annuity Account, a separate account composed of subaccounts established to receive and invest premium payments not allocated to the fixed account.
------------------------------- ----------------------------------------------------------------------------------------------------
separate account value          During the accumulation period, your Contract's value in the separate account, which equals the sum of the values in each subaccount.
------------------------------- ----------------------------------------------------------------------------------------------------
subaccount                      A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each ^portfolio will hold assets after the maturity date if you select a variable annuity payment option.
------------------------------- ----------------------------------------------------------------------------------------------------
surrender                       The termination of a Contract at the option of the owner.
------------------------------- ----------------------------------------------------------------------------------------------------
valuation date/                 Each day on which the NYSE is open for trading, except when a subaccount's corresponding portfolio
business day                    does not value its shares.  Western Reserve is open for business on each day that the NYSE is open. When we use the term "business day," it has the same meaning as valuation date.
------------------------------- ----------------------------------------------------------------------------------------------------
valuation period                The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
------------------------------- ----------------------------------------------------------------------------------------------------
Western Reserve                 Western Reserve Life Assurance Co. of Ohio.
(we, us, our)
------------------------------- ----------------------------------------------------------------------------------------------------

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

                        THE CONTRACT--GENERAL PROVISIONS

Owner

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve's consent;
(4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

A joint owner may only be a spouse and may be named in the Contract application or in a written notice. The surviving joint owner will become the new owner upon the other joint owner's death, if one joint owner dies before the annuitant. If the surviving joint owner dies before the annuitant, the surviving joint owner's estate will become the owner if no beneficiary is named and alive. However, if a beneficiary is named and alive, the beneficiary will receive the death benefit.

The owner may change the ownership of the Contract in a written notice. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing the owner cancels any prior choice of owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Gender

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Western Reserve due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

Addition, Deletion, or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the separate account or that the separate account may purchase. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner's interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the "SEC") to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile, or deemed approved in accordance with such law or regulation.

Annuity Payment Options

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a separate account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract's existing allocation options will remain in effect until the Contract terminates. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable Payment. The amount of the first variable payment is determined by multiplying the annuity proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection Scale G and a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law. The amount of the first variable payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age on the nearest birthday, at the maturity date, adjusted as follows:

               Maturity Date                Adjusted Age
               -------------                ------------
               Before 2001                  Actual Age
               2001-2010                    Actual Age minus 1
               2011-2020                    Actual Age minus 2
               2021-2030                    Actual Age minus 3
               2031-2040                    Actual Age minus 4
               After 2040                   As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

Death Benefit

Death of Owner. Federal tax law requires that if any owner (including any surviving joint owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences on page6 for a detailed description of these rules.

If an owner (or a surviving joint owner) is not the annuitant and dies before the annuitant:

o if no beneficiary is named and alive on the death report day, the owner's estate will become the new owner. The cash value must be distributed within five years of the former owner's death;
o if the beneficiary is alive and is the owner's spouse, the Contract will continue with the spouse as the new owner; or

o if the beneficiary is alive and is not the owner's spouse, the beneficiary will become the new owner. The cash value must be distributed either:
    o   within five years of the former owner's death; or
    o over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner's death; or
    o over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner's death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant who is an owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at the owner's death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and the owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. In the event of joint owners, the younger joint owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary.

If an annuitant who is an owner dies before the maturity date, and the beneficiary is not the deceased annuitant's spouse, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner's death, or (2) payments must begin no later than one year after the annuitant/deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner's death. If the sole beneficiary is the annuitant/deceased owner's surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences on page 6.)

If the beneficiary elects to receive the death benefit proceeds under option
(1), then: (a) we will allow the beneficiary to make only one partial surrender during the five-year period. That partial surrender must be made at the time option (1) is elected; (b) we will allow the beneficiary to make one transfer to and from the subaccounts and the fixed account during the five-year period. That transfer must be made at the time option (1) is elected; (c) we will not permit annuitization at the end of the five-year period; and (d) if the beneficiary dies during the five-year period, we will pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no contingent beneficiary is named, then we will make payments to the beneficiary's estate. The beneficiary is not permitted to name his or her own beneficiary, unless the Contract is an IRA.

If there are joint owners, the annuitant is not the owner, and the one joint owner dies prior to the maturity date, the surviving joint owner may surrender the Contract at any time for the amount of the adjusted annuity value.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary during the annuitant's lifetime by sending written notice to us. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from the owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary's creditors.

Assignment

During the annuitant's lifetime and prior to the maturity date (subject to any irrevocable beneficiary's rights) the owner may assign any rights or benefits provided by the Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

Proof of Age, Gender and Survival

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

Non-Participating

The Contract will not share in Western Reserve's surplus earnings; no dividends will be paid.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. The investment vehicle for Western Reserve's Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for the Contracts.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate premiums and annuity values and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that the Contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. The withholding rate varies according to the type of distribution and the owner's tax status.

Taxation of Western Reserve

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

                              INVESTMENT EXPERIENCE

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount's value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.  The initial units purchased on the Contract date; plus
2. Units purchased at the time additional premium payments are allocated to the subaccount; plus
3. Units purchased through transfers from another subaccount or the fixed account; minus
4.  Any units that are redeemed to pay for partial surrenders; minus
5. Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus
6. Any units that are redeemed to pay any premium taxes and any transfer charge.

The value of an accumulation unit was arbitrarily established at $100.00 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE, on each day the NYSE is open.

Accumulation Unit Value

The accumulation unit value will vary from one valuation period to the next depending on the investment returns experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1. The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio's net asset value per share; minus
2. The accrued daily percentage for the mortality and expense risk charge multiplied by the net assets of the subaccount; minus
3. The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by
4.   The number of outstanding units in the subaccount.

During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 0.65% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus the separate account annuitization charge that will equal an annual rate of 1.15%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $100.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
(b) is the net investment factor for that subaccount for the valuation period;
    and
(c) is the investment return adjustment factor for the period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)  is the result of:

      (1)  the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus
      (2)  the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
      (3) a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii) is a factor representing the separate account annuitization charge. This factor is equal, on an annual basis, to 1.15% of the daily net asset value of a portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options - Determination of the First Variable Payment on page 4, which contains a table for determining the adjusted age of the annuitant.

               Illustration of Calculations for Annuity Unit Value
                          and Variable Annuity Payments

           Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = ABC


Where:   A =      Annuity unit value for the immediately preceding valuation period.
                  Assume..............................................................................  = $X

         B =      Net investment experience factor for the valuation period for which the annuity unit value is being calculated.
                  Assume................................................................................ = Y

         C =      A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
                  Assume................................................................................ = Z

Then, the annuity unit value is:....$XYZ = $Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment =      AB
                                              --
                                           $1,000

Where:   A =      The annuity value as of the maturity date.
                  Assume.........................................................................  = $X

         B =      The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
                  Assume.........................................................................  = $Y

Then, the first monthly variable annuity payment = $XY = $Z
                                                   --------
                                                     1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units =  A
                           -
                           B

Where:  A =       The dollar amount of the first monthly variable annuity payment.
                  Assume.........................................................................  = $X

        B =       The annuity unit value for the valuation date on which the first monthly payment is due.
                  Assume.........................................................................  = $Y

Then, the number of annuity units =   $X =  Z
                                      --
                                      $Y

                           HISTORICAL PERFORMANCE DATA

Money Market Yields

Yield - The yield quotation set forth in the prospectus for the WRL J.P. Morgan Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield - The effective yield quotation for the WRL J.P. Morgan Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

             EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) - 1

The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL J.P. Morgan Money Market subaccount and the funds are excluded from the calculation of yield.

The yield on amounts held in the WRL J.P. Morgan Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL J.P. Morgan Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL J.P. Morgan Money Market, the types and quality of portfolio securities held by the WRL J.P. Morgan Money Market and its operating expenses.

Other Subaccount Yields

The yield quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                      YIELD = 2[ a-b]+ 1)6 -1]

                                 cd
Where:   a = net investment income earned during the period by the corresponding portfolio of a fund attributable to shares owned by the subaccount. b = expenses accrued for the period (net of reimbursement).
         c = the average daily number of units outstanding during the period.
         d = the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. The calculations do not take into account any premium taxes or any transfer charges.

Premium taxes currently range from 0% to 3.5% of premium payments depending upon the jurisdiction in which the Contract is delivered.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

The total return quotations set forth in the prospectus for all subaccounts, except the WRL J.P. Morgan Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods (or, while a subaccount has been in existence for a period of less than one, five and ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the first date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

                                 P(1 + T)n = ERV

Where:   P         =   a hypothetical initial payment of $1,000
         T         =   average annual total return
         n         =   number of years
         ERV       =   ending redeemable value of a hypothetical $1,000 payment
                       made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period. Such fees include the mortality and expense risk charge of 0.65%. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract.

Other Performance Data

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different premium payment amounts.
Non-standardized performance data will only be disclosed if standardized performance data for the required periods is also disclosed.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

                                  (1 + T)n - 1

Where:     T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 0.65%.

Advertising and Sales Literature

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance,
(2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of premium payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of premium payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Rating Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies.

These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance. ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by AEGON/Transamerica Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: premium payments, transfers, partial surrenders, and a complete surrender, and any other reports required by law or regulation.


                          DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG") is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). AFSG will not be compensated for its services as principal underwriter of the Contracts.

AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., Transamerica Capital, Inc. and Transamerica Financial Resources, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers first year sales commissions in an amount up to 0.50% of premium payments. In addition, broker/dealers may receive commissions on an ongoing basis up to 0.40% of the annuity value (excluding the fixed account) in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value of $1,000,000 or more in the subaccounts. These commissions are not deducted from premium payments. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

During fiscal year 2000, the amount paid to AFSG in connection with all contracts sold through the separate account was $113,821,344. No amounts were retained by AFSG.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

                                 OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

                                CUSTODY OF ASSETS

The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. AEGON/Transamerica Services, Inc. maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Senior Vice President, General Counsel and Assistant Secretary of Western Reserve.

                              INDEPENDENT AUDITORS

The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the separate account and Western Reserve for the year ended December 31, 2000. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

                                OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of an owner's interest in the separate account will be affected solely by the investment returns of the selected subaccount(s). Western Reserve's financial statements, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account. The financial statements of the separate account are not fully representative of the subaccounts listed in the prospectus, as the subaccounts have not yet commenced operations.

Financial statements for Western Reserve as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

                         Report of Independent Auditors

The Board of Directors and Contract Owners of the WRL Series Annuity Account Western Reserve Life Assurance Company of Ohio


  We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Annuity Account (the "Separate Account," a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for the periods in the year ended December 31, 2000 as indicated thereon. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets for the periods ended December 31, 1999 as indicated thereon and the financial highlights for each of the periods in the four years ended December 31, 1999 as indicated thereon for each of the subaccounts constituting the Separate Account, were audited by other auditors whose report dated February 16, 2000, expressed an unqualified opinion on those statements and financial highlights.


  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


  In our opinion, the 2000 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Annuity Account at December 31, 2000, and the results of their operations and changes in net assets, and financial highlights for the periods in the year ended December 31, 2000 as indicated thereon, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG LLP


ERNST & YOUNG LLP
Des Moines, Iowa
January 31, 2001

              Report of Independent Certified Public Accountants



The Board of Directors and Contract Owners of the WRL Series Annuity Account Western Reserve Life Assurance Company of Ohio


  In our opinion, the accompanying statements of changes in net assets and the related financial highlights present fairly, in all material respects, the changes in net assets of each of the Sub-Accounts constituting the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio ("WRL")) for the year ended December 31, 1999, and the financial highlights for each of the periods presented through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of WRL's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Tampa, Florida
February 16, 2000

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                                                                                      WRL
                                                             WRL           WRL           WRL            WRL           LKCM
                                                         J.P. Morgan      AEGON         Janus          Janus       Strategic
                                                        Money Market      Bond         Growth         Global      Total Return
                                                         Subaccount    Subaccount    Subaccount     Subaccount     Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................      256,734       10,220         39,987         51,383        30,406
                                                          =========    =========    ===========    ===========     =========
  Cost ...............................................    $ 256,734    $ 117,461    $ 2,088,753    $ 1,409,960     $ 465,107
                                                          =========    =========    ===========    ===========     =========
 Investment, at net asset value ......................    $ 256,734    $ 113,854    $ 1,892,973    $ 1,231,658     $ 453,054
 Dividend receivable .................................        1,241            0              0              0             0
 Transfers receivable from depositor .................        8,380          188            883             16            19
                                                          ---------    ---------    -----------    -----------     ---------
  Total assets .......................................      266,355      114,042      1,893,856      1,231,674       453,073
                                                          ---------    ---------    -----------    -----------     ---------
Liabilities:
 Accrued expenses ....................................            0            0              0              0             0
 Transfers payable to depositor ......................            0            0           (166)        (7,748)         (160)
                                                          ---------    ---------    -----------    -----------     ---------
  Total liabilities ..................................            0            0           (166)        (7,748)         (160)
                                                          ---------    ---------    -----------    -----------     ---------
  Net assets .........................................    $ 266,355    $ 114,042    $ 1,893,690    $ 1,223,926     $ 452,913
                                                          =========    =========    ===========    ===========     =========
Net Assets Consists of:
 Contract owners' equity:
  Class A ............................................    $  60,237    $  34,439    $   735,722    $   352,075     $ 139,232
  Class B ............................................      203,148       79,326      1,150,939        867,947       311,773
  Class C ............................................        2,411          245          6,126          3,478         1,660
  Class D ............................................          533            5            845            402           181
 Depositor's equity:
  Class A ............................................            0            0              0              0             0
  Class B ............................................            0            0             58             24            43
  Class C ............................................            0            0              0              0             0
  Class D ............................................           26           27              0              0            24
                                                          ---------    ---------    -----------    -----------     ---------
  Net assets applicable to units outstanding .........    $ 266,355    $ 114,042    $ 1,893,690    $ 1,223,926     $ 452,913
                                                          =========    =========    ===========    ===========     =========
 Contract owners' units:
  Class A ............................................        3,863        1,557         10,631          8,269         6,572
  Class B ............................................       15,661        5,245         34,640         20,629        14,887
  Class C ............................................          230           22            805            376           170
  Class D ............................................           50            0            111             43            18
 Depositor's units:
  Class A ............................................            0            0              0              0             0
  Class B ............................................            0            0              2              1             2
  Class C ............................................            0            0              0              0             0
  Class D ............................................            3            3              0              0             3
 Total units outstanding:
  Class A ............................................        3,863        1,557         10,631          8,269         6,572
  Class B ............................................       15,661        5,245         34,642         20,630        14,889
  Class C ............................................          230           22            805            376           170
  Class D ............................................           53            3            111             43            21
 Accumulation unit value:
  Class A ............................................    $   15.59    $   22.12    $     69.21    $     42.58     $   21.19
  Class B ............................................        12.97        15.13          33.23          42.07         20.94
  Class C ............................................        10.50        10.90           7.61           9.25          9.78
  Class D ............................................        10.51        10.91           7.61           9.26          9.79

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                             WRL           WRL                       WRL          WRL
                                                            VKAM          Alger         WRL       Federated       Dean
                                                          Emerging     Aggressive      AEGON      Growth &       Asset
                                                           Growth        Growth      Balanced      Income      Allocation
                                                         Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................       40,922       30,444        6,720        6,942        13,587
                                                        ===========    =========     ========     ========     =========
  Cost ...............................................  $ 1,569,000    $ 729,282     $ 84,117     $ 84,785     $ 186,110
                                                        ===========    =========     ========     ========     =========
 Investment, at net asset value ......................  $ 1,213,751    $ 595,480     $ 88,367     $ 93,236     $ 179,208
 Dividend receivable .................................            0            0            0            0             0
 Transfers receivable from depositor .................            0            9           48        1,195            65
                                                        -----------    ---------     --------     --------     ---------
  Total assets .......................................    1,213,751      595,489       88,415       94,431       179,273
                                                        -----------    ---------     --------     --------     ---------
Liabilities:
 Accrued expenses ....................................            0            0            0            0             0
 Transfers payable to depositor ......................         (384)        (104)           0            0          (527)
                                                        -----------    ---------     --------     --------     ---------
  Total liabilities ..................................         (384)        (104)           0            0          (527)
                                                        -----------    ---------     --------     --------     ---------
  Net assets .........................................  $ 1,213,367    $ 595,385     $ 88,415     $ 94,431     $ 178,746
                                                        ===========    =========     ========     ========     =========
Net Assets Consists of:
 Contract owners' equity:
  Class A ............................................  $   324,006    $ 113,930     $ 18,436     $ 19,086     $  49,325
  Class B ............................................      884,325      478,869       69,592       75,001       129,133
  Class C ............................................        4,202        2,167          275          270           220
  Class D ............................................          808          399           60           10            10
 Depositor's equity:
  Class A ............................................            0            0            0            0             0
  Class B ............................................           26           20            0            0             0
  Class C ............................................            0            0           26           32            29
  Class D ............................................            0            0           26           32            29
                                                        -----------    ---------     --------     --------     ---------
  Net assets applicable to units outstanding .........  $ 1,213,367    $ 595,385     $ 88,415     $ 94,431     $ 178,746
                                                        ===========    =========     ========     ========     =========
 Contract owners' units:
  Class A ............................................        5,868        3,837        1,174          981         2,770
  Class B ............................................       16,200       16,288        4,476        3,893         7,317
  Class C ............................................          400          274           26           21            19
  Class D ............................................           77           50            5            1             1
 Depositor's units:
  Class A ............................................            0            0            0            0             0
  Class B ............................................            1            1            0            0             0
  Class C ............................................            0            0            3            3             3
  Class D ............................................            0            0            3            3             3
 Total units outstanding:
  Class A ............................................        5,868        3,837        1,174          981         2,770
  Class B ............................................       16,201       16,289        4,476        3,893         7,317
  Class C ............................................          400          274           29           24            22
  Class D ............................................           77           50            8            4             4
 Accumulation unit value:
  Class A ............................................  $     55.22    $   29.69     $  15.71     $  19.46     $   17.81
  Class B ............................................        54.59        29.40        15.55        19.27         17.65
  Class C ............................................        10.51         7.92        10.43        12.82         11.44
  Class D ............................................        10.51         7.92        10.43        12.83         11.45

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands



                                                                                         WRL                         WRL
                                                            WRL           WRL             GE            WRL         Third
                                                         C.A.S.E.         NWQ       International        GE         Avenue
                                                          Growth     Value Equity       Equity      U.S. Equity     Value
                                                        Subaccount    Subaccount      Subaccount     Subaccount   Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................      4,799         7,879          2,745          11,659       5,476
                                                         ========     =========       ========       =========    ========
  Cost ...............................................   $ 69,586     $ 105,036       $ 34,347       $ 178,341    $ 70,267
                                                         ========     =========       ========       =========    ========
 Investment, at net asset value ......................   $ 49,434     $ 113,224       $ 28,386       $ 174,647    $ 75,078
 Dividend receivable .................................          0             0              0               0           0
 Transfers receivable from depositor .................          8            20             12              46         456
                                                         --------     ---------       --------       ---------    --------
  Total assets .......................................     49,442       113,244         28,398         174,693      75,534
                                                         --------     ---------       --------       ---------    --------
Liabilities:
 Accrued expenses ....................................          0             0              0               0           0
 Transfers payable to depositor ......................        (77)          (54)          (509)              0           0
                                                         --------     ---------       --------       ---------    --------
  Total liabilities ..................................        (77)          (54)          (509)              0           0
                                                         --------     ---------       --------       ---------    --------
  Net assets .........................................   $ 49,365     $ 113,190       $ 27,889       $ 174,693    $ 75,534
                                                         ========     =========       ========       =========    ========
Net Assets Consists of:
 Contract owners' equity:
  Class A ............................................   $ 10,300     $  33,469       $  5,910       $  40,557    $ 17,062
  Class B ............................................     38,869        79,490         21,548         132,891      57,844
  Class C ............................................        119           117            250             879         518
  Class D ............................................         37            54            135             327          38
 Depositor's equity:
  Class A ............................................          0             0              0               0           0
  Class B ............................................          0             0              0              14           0
  Class C ............................................         20            30             23               0          36
  Class D ............................................         20            30             23              25          36
                                                         --------     ---------       --------       ---------    --------
  Net assets applicable to units outstanding .........   $ 49,365     $ 113,190       $ 27,889       $ 174,693    $ 75,534
                                                         ========     =========       ========       =========    ========
 Contract owners' units:
  Class A ............................................        623         2,117            482           2,325       1,213
  Class B ............................................      3,051         5,064          1,769           7,665       4,130
  Class C ............................................         15            10             26              86          36
  Class D ............................................          4             4             14              32           2
 Depositor's units:
  Class A ............................................          0             0              0               0           0
  Class B ............................................          0             0              0               1           0
  Class C ............................................          3             3              3               0           3
  Class D ............................................          3             3              3               3           3
 Total units outstanding:
  Class A ............................................        623         2,117            482           2,325       1,213
  Class B ............................................      3,051         5,064          1,769           7,666       4,130
  Class C ............................................         18            13             29              86          39
  Class D ............................................          7             7             17              35           5
 Accumulation unit value:
  Class A ............................................   $  16.52     $   15.81       $  12.26       $   17.44    $  14.07
  Class B ............................................      12.74         15.70          12.18           17.34       14.00
  Class C ............................................       7.85         11.83           9.32           10.19       14.23
  Class D ............................................       7.86         11.83           9.32           10.20       14.24

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                             WRL           WRL          WRL            WRL            WRL
                                                         J.P. Morgan     Goldman      Goldman        T. Rowe        T. Rowe
                                                         Real Estate      Sachs        Sachs          Price          Price
                                                          Securities     Growth      Small Cap   Dividend Growth   Small Cap
                                                          Subaccount   Subaccount   Subaccount      Subaccount     Subaccount
Assets:
 Investment in securities:
   Number of shares ...................................      1,214         1,379          511           1,496         1,792
                                                          ========      ========      =======        ========      ========
   Cost ...............................................   $ 11,964      $ 15,562      $ 5,806        $ 13,921      $ 24,540
                                                          ========      ========      =======        ========      ========
 Investment, at net asset value .......................   $ 12,530      $ 14,715      $ 5,556        $ 15,155      $ 21,771
 Dividend receivable ..................................          0             0            0               0             0
 Transfers receivable from depositor ..................        175            37           20              82            14
                                                          --------      --------      -------        --------      --------
   Total assets .......................................     12,705        14,752        5,576          15,237        21,785
                                                          --------      --------      -------        --------      --------
Liabilities:
 Accrued expenses .....................................          0             0            0               0             0
 Transfers payable to depositor .......................         (1)            0            0               0          (558)
                                                          ---------     --------      -------        --------      --------
   Total liabilities ..................................         (1)            0            0               0          (558)
                                                          ---------     --------      -------        --------      --------
   Net assets .........................................   $ 12,704      $ 14,752      $ 5,576        $ 15,237      $ 21,227
                                                          ========      ========      =======        ========      ========
Net Assets Consists of:
 Contract owners' equity:
   Class A ............................................   $  1,649      $  2,016      $   697        $  3,554      $  6,379
   Class B ............................................     10,796        11,858        4,708          10,911        14,407
   Class C ............................................        128           254           96             260           415
   Class D ............................................        131            74           75              13             0
 Depositor's equity:
   Class A ............................................          0           238            0             224             0
   Class B ............................................          0           264            0             248             0
   Class C ............................................          0            24            0               0             0
   Class D ............................................          0            24            0              27            26
                                                          --------      --------      -------        --------      --------
   Net assets applicable to units outstanding .........   $ 12,704      $ 14,752      $ 5,576        $ 15,237      $ 21,227
                                                          ========      ========      =======        ========      ========
 Contract owners' units:
   Class A ............................................        161           190           61             356           514
   Class B ............................................      1,056         1,123          411           1,098         1,163
   Class C ............................................         10            26            9              24            40
   Class D ............................................         10             7            7               1             0
 Depositor's units:
   Class A ............................................          0            23            0              23             0
   Class B ............................................          0            25            0              25             0
   Class C ............................................          0             3            0               0             0
   Class D ............................................          0             3            0               3             3
 Total units outstanding:
   Class A ............................................        161           213           61             379           514
   Class B ............................................      1,056         1,148          411           1,123         1,163
   Class C ............................................         10            29            9              24            40
   Class D ............................................         10            10            7               4             3
 Accumulation unit value:
   Class A ............................................   $  10.26      $  10.58      $ 11.47        $   9.96      $  12.42
   Class B ............................................      10.22         10.56        11.44            9.94         12.38
   Class C ............................................      13.28          9.72        10.70           10.69         10.28
   Class D ............................................      13.29          9.73        10.71           10.69         10.29

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                                                                                       WRL
                                                        WRL            WRL            WRL             WRL             Great
                                                      Salomon    Pilgrim Baxter     Dreyfus        Value Line      Companies -
                                                      All Cap    Mid Cap Growth     Mid Cap    Aggressive Growth    AmericaSM
                                                    Subaccount     Subaccount     Subaccount       Subaccount      Subaccount
Assets:
 Investment in securities:
  Number of shares ...............................      5,186          10,625         1,078             510            6,552
                                                     ========       =========      ========         =======         ========
  Cost ...........................................   $ 66,423       $ 224,865      $ 12,995         $ 5,394         $ 68,728
                                                     ========       =========      ========         =======         ========
 Investment, at net asset value ..................   $ 67,362       $ 160,018      $ 12,822         $ 4,609         $ 74,563
 Dividend receivable .............................          0               0             0               0                0
 Transfers receivable from depositor .............        464             993            16              17              406
                                                     --------       ---------      --------         -------         --------
  Total assets ...................................     67,826         161,011        12,838           4,626           74,969
                                                     --------       ---------      --------         -------         --------
Liabilities:
 Accrued expenses ................................          0               0             0               0                0
 Transfers payable to depositor ..................          0               0             0               0                0
                                                     --------       ---------      --------         -------         --------
  Total liabilities ..............................          0               0             0               0                0
                                                     --------       ---------      --------         -------         --------
  Net assets .....................................   $ 67,826       $ 161,011      $ 12,838         $ 4,626         $ 74,969
                                                     ========       =========      ========         =======         ========
Net Assets Consists of:
 Contract owners' equity:
  Class A ........................................   $ 11,475       $  22,718      $  1,572         $   551         $  8,421
  Class B ........................................     54,870         136,151        10,375           3,733           62,844
  Class C ........................................      1,096           1,787           264              92            3,007
  Class D ........................................        323             355             6               5              387
 Depositor's equity:
  Class A ........................................          0               0           267             179              226
  Class B ........................................          0               0           296              22               28
  Class C ........................................         31               0            29              22               28
  Class D ........................................         31               0            29              22               28
                                                     --------       ---------      --------         -------         --------
  Net assets applicable to units outstanding .....   $ 67,826       $ 161,011      $ 12,838         $ 4,626         $ 74,969
                                                     ========       =========      ========         =======         ========
 Contract owners' units:
  Class A ........................................        857           1,522           132              61              746
  Class B ........................................      4,108           9,147           877             417            5,574
  Class C ........................................         90             175            22              10              267
  Class D ........................................         26              35             1               1               34
 Depositor's units:
  Class A ........................................          0               0            23              20               20
  Class B ........................................          0               0            25               3                3
  Class C ........................................          3               0             3               3                3
  Class D ........................................          3               0             3               3                3
 Total units outstanding:
  Class A ........................................        857           1,522           155              81              766
  Class B ........................................      4,108           9,147           902             420            5,577
  Class C ........................................         93             175            25              13              270
  Class D ........................................         29              35             4               4               37
 Accumulation unit value:
  Class A ........................................   $  13.39       $   14.92      $  11.85         $  8.95         $  11.28
  Class B ........................................      13.36           14.89         11.82            8.95            11.27
  Class C ........................................      12.19           10.20         11.69            8.93            11.25
  Class D ........................................      12.20           10.21         11.70            8.92            11.24

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                               WRL             WRL             WRL           WRL
                                                              Great           Great          Gabelli         LKCM
                                                           Companies -     Companies -       Global        Capital
                                                          TechnologySM       Global2         Growth         Growth
                                                           Subaccount       Subaccount     Subaccount     Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................         3,166             510           1,237            68
                                                            ========         =======        ========       =======
  Cost ...............................................      $ 30,796         $ 4,536        $ 11,624       $   692
                                                            ========         =======        ========       =======
 Investment, at net asset value ......................      $ 21,337         $ 4,352        $ 11,256       $   766
 Dividend receivable .................................             0               0               0             0
 Transfers receivable from depositor .................           175              15               7            29
                                                            --------         -------        --------       -------
  Total assets .......................................        21,512           4,367          11,263           795
                                                            --------         -------        --------       -------
Liabilities:
 Accrued expenses ....................................             0               0               0             0
 Transfers payable to depositor ......................             0               0            (405)            0
                                                            --------         -------        --------       -------
  Total liabilities ..................................             0               0            (405)            0
                                                            --------         -------        --------       -------
  Net assets .........................................      $ 21,512         $ 4,367        $ 10,858       $   795
                                                            ========         =======        ========       =======
Net Assets Consists of:
 Contract owners' equity:
  Class A ............................................      $  2,355         $   929        $  1,233       $    18
  Class B ............................................        18,586           2,934           8,825           209
  Class C ............................................           271             144             254             8
  Class D ............................................           115               0             160             0
 Depositor's equity:
  Class A ............................................           134             159             170           140
  Class B ............................................            17             159             170           140
  Class C ............................................            17              21              23           140
  Class D ............................................            17              21              23           140
                                                            --------         -------        --------       -------
  Net assets applicable to units outstanding .........      $ 21,512         $ 4,367        $ 10,858       $   795
                                                            ========         =======        ========       =======
 Contract owners' units:
  Class A ............................................           352             109             136             1
  Class B ............................................         2,783             345             974            18
  Class C ............................................            40              17              28             0
  Class D ............................................            17               0              17             0
 Depositor's units:
  Class A ............................................            20              19              19            13
  Class B ............................................             3              19              19            13
  Class C ............................................             3               3               3            13
  Class D ............................................             3               3               3            13
 Total units outstanding:
  Class A ............................................           372             128             155            14
  Class B ............................................         2,786             364             993            31
  Class C ............................................            43              20              31            13
  Class D ............................................            20               3              20            13
 Accumulation unit value:
  Class A ............................................      $   6.68         $  8.50        $   9.06       $ 11.18
  Class B ............................................          6.68            8.50            9.06         11.18
  Class C ............................................          6.67            8.49            9.05         11.17
  Class D ............................................          6.66            8.49            9.04         11.17

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                            Fidelity VIP III       Fidelity VIP II     Fidelity VIP
                                                          Growth Opportunities      Contrafund(R)      Equity-Income
                                                               Subaccount             Subaccount        Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................               209                   289               151
                                                                 =======               =======           =======
  Cost ...............................................           $ 4,137               $ 7,113           $ 3,659
                                                                 =======               =======           =======
 Investment, at net asset value ......................           $ 3,694               $ 6,841           $ 3,837
 Dividend receivable .................................                 0                     0                 0
 Transfers receivable from depositor .................                62                    46                 6
                                                                 -------               -------           -------
  Total assets .......................................             3,756                 6,887             3,843
                                                                 -------               -------           -------
Liabilities:
 Accrued expenses ....................................                 0                     0                 0
 Transfers payable to depositor ......................                 0                     0               (13)
                                                                 -------               -------           -------
  Total liabilities ..................................                 0                     0               (13)
                                                                 -------               -------           -------
  Net assets .........................................           $ 3,756               $ 6,887           $ 3,830
                                                                 =======               =======           =======
Net Assets Consists of:
 Contract owners' equity:
  Class A ............................................           $   722               $   992           $   895
  Class B ............................................             2,824                 5,360             2,723
  Class C ............................................               107                   386                92
  Class D ............................................                19                    57                12
 Depositor's equity:
  Class A ............................................                21                    23                27
  Class B ............................................                21                    23                27
  Class C ............................................                21                    23                27
  Class D ............................................                21                    23                27
                                                                 -------               -------           -------
  Net assets applicable to units outstanding .........           $ 3,756               $ 6,887           $ 3,830
                                                                 =======               =======           =======
 Contract owners' units:
  Class A ............................................                84                   105                81
  Class B ............................................               330                   573               248
  Class C ............................................                12                    41                 8
  Class D ............................................                 2                     6                 1
 Depositor's units:
  Class A ............................................                 3                     3                 3
  Class B ............................................                 3                     3                 3
  Class C ............................................                 3                     3                 3
  Class D ............................................                 3                     3                 3
 Total units outstanding:
  Class A ............................................                87                   108                84
  Class B ............................................               333                   576               251
  Class C ............................................                15                    44                11
  Class D ............................................                 5                     9                 4
 Accumulation unit value:
  Class A ............................................           $  8.54               $  9.36           $ 10.96
  Class B ............................................              8.54                  9.35             10.95
  Class C ............................................              8.52                  9.34             10.94
  Class D ............................................              8.51                  9.33             10.92

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                               WRL            WRL
                                                           J.P. Morgan       AEGON
                                                          Money Market       Bond
                                                           Subaccount     Subaccount
Investment Income:
 Dividend income .......................................  $     13,914    $    6,029
 Capital gain distributions ............................             0             0
                                                          ------------    ----------
  Total investment income ..............................        13,914         6,029
                                                          ------------    ----------
Expenses:
 Mortality and expense risk:
  Class A ..............................................           744           411
  Class B ..............................................         2,432         1,058
  Class C ..............................................            21             2
  Class D ..............................................             6             0
                                                          ------------    ----------
   Total expenses ......................................         3,203         1,471
                                                          ------------    ----------
  Net investment income (loss) .........................        10,711         4,558
                                                          ------------    ----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....             0        (2,126)
 Change in unrealized appreciation (depreciation) ......             0         7,324
                                                          ------------    ----------
  Net gain (loss) on investment securities .............             0         5,198
                                                          ------------    ----------
   Net increase (decrease) in net assets resulting
     from operations ...................................  $     10,711    $    9,756
                                                          ============    ==========

                                                                                              WRL
                                                               WRL             WRL            LKCM
                                                              Janus           Janus        Strategic
                                                              Growth          Global      Total Return
                                                            Subaccount      Subaccount     Subaccount
Investment Income:
 Dividend income .......................................  $      3,490     $    43,706    $    9,576
 Capital gain distributions ............................       323,127         268,046        28,951
                                                          ------------     -----------    ----------
  Total investment income ..............................       326,617         311,752        38,527
                                                          ------------     -----------    ----------
Expenses:
 Mortality and expense risk:
  Class A ..............................................        13,415           5,645         1,835
  Class B ..............................................        21,835          14,833         4,572
  Class C ..............................................            53              34            11
  Class D ..............................................             8               4             2
                                                          ------------     -----------    ----------
   Total expenses ......................................        35,311          20,516         6,420
                                                          ------------     -----------    ----------
  Net investment income (loss) .........................       291,306         291,236        32,107
                                                          ------------     -----------    ----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....       159,762         196,225        23,174
 Change in unrealized appreciation (depreciation) ......    (1,272,720)       (776,052)      (80,616)
                                                          ------------     -----------    ----------
  Net gain (loss) on investment securities .............    (1,112,958)       (579,827)      (57,442)
                                                          ------------     -----------    ----------
   Net increase (decrease) in net assets resulting
     from operations ...................................  $   (821,652)    $  (288,591)   $  (25,335)
                                                          ============     ===========    ==========

                                                               WRL             WRL
                                                               VKAM           Alger
                                                             Emerging       Aggressive
                                                              Growth          Growth
                                                            Subaccount      Subaccount
Investment Income:
 Dividend income .......................................   $    12,626     $    11,177
 Capital gain distributions ............................       350,775          84,981
                                                           -----------     -----------
  Total investment income ..............................       363,401          96,158
                                                           -----------     -----------
Expenses:
 Mortality and expense risk:
  Class A ..............................................         5,383           2,034
  Class B ..............................................        15,333           8,652
  Class C ..............................................            32              20
  Class D ..............................................             6               3
                                                           -----------     -----------
   Total expenses ......................................        20,754          10,709
                                                           -----------     -----------
  Net investment income (loss) .........................       342,647          85,449
                                                           -----------     -----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....       343,905          39,321
 Change in unrealized appreciation (depreciation) ......      (892,894)       (415,105)
                                                           -----------     -----------
  Net gain (loss) on investment securities .............      (548,989)       (375,784)
                                                           -----------     -----------
   Net increase (decrease) in net assets resulting
     from operations ...................................   $  (206,342)    $  (290,335)
                                                           ===========     ===========

                                                                               WRL            WRL
                                                               WRL          Federated         Dean
                                                              AEGON          Growth &        Asset
                                                             Balanced         Income       Allocation
                                                            Subaccount      Subaccount     Subaccount
Investment Income:
 Dividend income .......................................  $      1,646     $     3,880     $   7,210
 Capital gain distributions ............................             0              28         6,319
                                                          ------------     -----------     ---------
  Total investment income ..............................         1,646           3,908        13,529
                                                          ------------     -----------     ---------
Expenses:
 Mortality and expense risk:
  Class A ..............................................           233             160           613
  Class B ..............................................           931             732         1,830
  Class C ..............................................             2               2             2
  Class D ..............................................             1               1             1
                                                          ------------     -----------     ---------
   Total expenses ......................................         1,167             895         2,446
                                                          ------------     -----------     ---------
  Net investment income (loss) .........................           479           3,013        11,083
                                                          ------------     -----------     ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....         1,977          (2,197)       (2,747)
 Change in unrealized appreciation (depreciation) ......           883          16,122        17,097
                                                          ------------     -----------     ---------
  Net gain (loss) on investment securities .............         2,860          13,925        14,350
                                                          ------------     -----------     ---------
   Net increase (decrease) in net assets resulting
     from operations ...................................  $      3,339     $    16,938     $  25,433
                                                          ============     ===========     =========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                                                             WRL                         WRL
                                                               WRL            WRL             GE            WRL         Third
                                                            C.A.S.E.          NWQ       International        GE         Avenue
                                                             Growth      Value Equity       Equity      U.S. Equity     Value
                                                           Subaccount     Subaccount      Subaccount     Subaccount   Subaccount
Investment Income:
 Dividend income .......................................   $    8,276      $  1,429       $     490      $   1,248    $    625
 Capital gain distributions ............................        1,853         1,125           3,690          6,575       1,603
                                                           ----------      --------       ---------      ---------    --------
  Total investment income ..............................       10,129         2,554           4,180          7,823       2,228
                                                           ----------      --------       ---------      ---------    --------
Expenses:
 Mortality and expense risk:
  Class A ..............................................          167           399              79            488         129
  Class B ..............................................          663         1,044             287          1,801         436
  Class C ..............................................            1             1               1              6           3
  Class D ..............................................            1             1               1              2           1
                                                           ----------      --------       ---------      ---------    --------
   Total expenses ......................................          832         1,445             368          2,297         569
                                                           ----------      --------       ---------      ---------    --------
  Net investment income (loss) .........................        9,297         1,109           3,812          5,526       1,659
                                                           ----------      --------       ---------      ---------    --------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....        1,335        (3,150)             19          4,746       4,951
 Change in unrealized appreciation (depreciation) ......      (23,889)       14,800          (8,447)       (13,500)      2,905
                                                           ----------      --------       ---------      ---------    --------
  Net gain (loss) on investment securities .............      (22,554)       11,650          (8,428)        (8,754)      7,856
                                                           ----------      --------       ---------      ---------    --------
   Net increase (decrease) in net assets resulting
     from operations ...................................   $  (13,257)     $ 12,759       $  (4,616)     $  (3,228)   $  9,515
                                                           ==========      ========       =========      =========    ========

                                                             WRL           WRL          WRL            WRL             WRL
                                                         J.P. Morgan     Goldman      Goldman        T. Rowe         T. Rowe
                                                         Real Estate      Sachs        Sachs          Price           Price
                                                          Securities     Growth      Small Cap   Dividend Growth    Small Cap
                                                          Subaccount   Subaccount   Subaccount      Subaccount      Subaccount
Investment Income:
 Dividend income ......................................   $     125    $     101    $     102       $      52       $     215
 Capital gain distributions ...........................           0           74           20               0               1
                                                          ---------    ---------    ---------       ---------       ---------
  Total investment income .............................         125          175          122              52             216
                                                          ---------    ---------    ---------       ---------       ---------
Expenses:
 Mortality and expense risk:
  Class A .............................................          13           25            8              34              79
  Class B .............................................          64          128           49             118             166
  Class C .............................................           1            2            1               2               3
  Class D .............................................           1            1            1               1               0
                                                          ---------    ---------    ---------       ---------       ---------
   Total expenses .....................................          79          156           59             155             248
                                                          ---------    ---------    ---------       ---------       ---------
  Net investment income (loss) ........................          46           19           63            (103)            (32)
                                                          ---------    ---------    ---------       ---------       ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities ....         529          477           65            (252)          1,133
 Change in unrealized appreciation (depreciation) .....         668       (1,814)        (378)          1,501          (4,350)
                                                          ---------    ---------    ---------       ---------       ---------
  Net gain (loss) on investment securities ............       1,197       (1,337)        (313)          1,249          (3,217)
                                                          ---------    ---------    ---------       ---------       ---------
   Net increase (decrease) in net assets resulting
     from operations ..................................   $   1,243    $  (1,318)   $    (250)      $   1,146       $  (3,249)
                                                          =========    =========    =========       =========       =========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                            WRL            WRL
                                                          Salomon    Pilgrim Baxter
                                                          All Cap    Mid Cap Growth
                                                        Subaccount     Subaccount
Investment Income:
 Dividend income .....................................  $     631      $    1,613
 Capital gain distributions ..........................        151               0
                                                        ---------      ----------
  Total investment income ............................        782           1,613
                                                        ---------      ----------
Expenses:
 Mortality and expense risk:
  Class A ............................................         58             275
  Class B ............................................        333           1,657
  Class C ............................................          6              17
  Class D ............................................          2               3
                                                        ---------      ----------
   Total expenses ....................................        399           1,952
                                                        ---------      ----------
  Net investment income (loss) .......................        383            (339)
                                                        ---------      ----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities ...      1,195           8,642
 Change in unrealized appreciation (depreciation) ....        699         (73,957)
                                                        ---------      ----------
  Net gain (loss) on investment securities ...........      1,894         (65,315)
                                                        ---------      ----------
   Net increase (decrease) in net assets resulting
     from operations .................................  $   2,277      $  (65,654)
                                                        =========      ==========

                                                                                              WRL
                                                            WRL             WRL              Great
                                                          Dreyfus        Value Line       Companies -
                                                          Mid Cap    Aggressive Growth     AmericaSM
                                                        Subaccount     Subaccount(1)     Subaccount(1)
Investment Income:
 Dividend income .....................................    $  204          $     0          $     0
 Capital gain distributions ..........................         0                0                0
                                                          ------          -------          -------
  Total investment income ............................       204                0                0
                                                          ------          -------          -------
Expenses:
 Mortality and expense risk:
  Class A ............................................        16                5               31
  Class B ............................................        74               22              307
  Class C ............................................         2                1               11
  Class D ............................................         0                0                2
                                                          ------          -------          -------
   Total expenses ....................................        92               28              351
                                                          ------          -------          -------
  Net investment income (loss) .......................       112              (28)            (351)
                                                          ------          -------          -------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities ...       461              (31)              32
 Change in unrealized appreciation (depreciation) ....      (311)            (785)           5,835
                                                          ------          -------          -------
  Net gain (loss) on investment securities ...........       150             (816)           5,867
                                                          ------          -------          -------
   Net increase (decrease) in net assets resulting
     from operations .................................    $  262          $  (844)         $ 5,516
                                                          ======          =======          =======

                                                               WRL              WRL              WRL               WRL
                                                              Great            Great           Gabelli            LKCM
                                                           Companies -      Companies -         Global           Capital
                                                           TechnologySM       Global2           Growth           Growth
                                                          Subaccount(1)    Subaccount(1)    Subaccount(1)     Subaccount(1)
Investment Income:
 Dividend income .......................................   $        0       $        0         $     0           $    0
 Capital gain distributions ............................            0                0               0                0
                                                           ----------       ----------         -------           ------
  Total investment income ..............................            0                0               0                0
                                                           ----------       ----------         -------           ------
Expenses:
 Mortality and expense risk:
  Class A ..............................................           22                2               3                0
  Class B ..............................................          132                6              18                0
  Class C ..............................................            2                0               1                0
  Class D ..............................................            1                0               1                0
                                                           ----------       ----------         -------           ------
   Total expenses ......................................          157                8              23                0
                                                           ----------       ----------         -------           ------
  Net investment income (loss) .........................         (157)              (8)            (23)               0
                                                           ----------       -----------        -------           ------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....       (1,460)             (13)            (89)               0
 Change in unrealized appreciation (depreciation) ......       (9,459)            (184)           (368)              74
                                                           ----------       ----------         -------           ------
  Net gain (loss) on investment securities .............      (10,919)            (197)           (457)              74
                                                           ----------       ----------         -------           ------
   Net increase (decrease) in net assets resulting
     from operations ...................................   $  (11,076)      $     (205)        $  (480)          $   74
                                                           ==========       ==========         =======           ======

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                              Fidelity VIP III       Fidelity VIP II     Fidelity VIP
                                                            Growth Opportunities      Contrafund(R)      Equity-Income
                                                                Subaccount(1)         Subaccount(1)      Subaccount(1)
Investment Income:
 Dividend income .......................................          $     0                $     0            $   0
 Capital gain distributions ............................                0                      0                0
                                                                  -------                -------            -----
  Total investment income ..............................                0                      0                0
                                                                  -------                -------            -----
Expenses:
 Mortality and expense risk:
  Class A ..............................................                4                      4                3
  Class B ..............................................               15                     24               10
  Class C ..............................................                1                      2                1
  Class D ..............................................                0                      1                0
                                                                  -------                -------            -----
   Total expenses ......................................               20                     31               14
                                                                  -------                -------            -----
  Net investment income (loss) .........................              (20)                   (31)             (14)
                                                                  -------                -------            -----
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....               (9)                    (5)              19
 Change in unrealized appreciation (depreciation) ......             (443)                  (272)             178
                                                                  -------                -------            -----
  Net gain (loss) on investment securities .............             (452)                  (277)             197
                                                                  -------                -------            -----
   Net increase (decrease) in net assets resulting
     from operations ...................................          $  (472)               $  (308)           $ 183
                                                                  =======                =======            =====

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                           WRL                        WRL
                                                       J.P. Morgan                   AEGON
                                                       Money Market                  Bond
                                                        Subaccount                Subaccount
                                                -------------------------- -------------------------
                                                       December 31,              December 31,
                                                -------------------------- -------------------------
                                                     2000        1999(1)       2000        1999(1)
                                                ------------- ------------ ------------ ------------
Operations:
 Net investment income (loss) .................  $   10,711    $   7,937    $   4,558    $   5,378
 Net gain (loss) on investment securities .....           0            0        5,198      (11,275)
                                                 ----------    ---------    ---------    ---------
 Net increase (decrease) in net assets
  resulting from operations ...................      10,711        7,937        9,756       (5,897)
                                                 ----------    ---------    ---------    ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......     (31,951)     291,332       (5,024)       6,238
                                                 ----------    ---------    ---------    ---------
 Less cost of units redeemed:
  Administrative charges ......................          73           87           50           67
  Policy loans ................................         100          151           13            1
  Surrender benefits ..........................      76,271       73,392       13,830       18,318
  Death benefits ..............................       2,253        2,150          938          516
                                                 ----------    ---------    ---------    ---------
                                                     78,697       75,780       14,831       18,902
                                                 ----------    ---------    ---------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ..................    (110,648)     215,552      (19,855)     (12,664)
                                                 ----------    ---------    ---------    ---------
  Net increase (decrease) in net assets .......     (99,937)     223,489      (10,099)     (18,561)
 Depositor's equity contribution
  (net redemption) ............................         (26)          50          (25)          50
Net Assets:
 Beginning of year ............................     366,318      142,779      124,166      142,677
                                                 ----------    ---------    ---------    ---------
 End of year ..................................  $  266,355    $ 366,318    $ 114,042    $ 124,166
                                                 ==========    =========    =========    =========

                                                             WRL
                                                            Janus
                                                            Growth
                                                          Subaccount
                                                ------------------------------
                                                         December 31,
                                                ------------------------------
                                                      2000          1999(1)
                                                --------------- --------------
Operations:
 Net investment income (loss) .................  $    291,306    $   444,118
 Net gain (loss) on investment securities .....    (1,112,958)       529,806
                                                 ------------    -----------
 Net increase (decrease) in net assets
  resulting from operations ...................      (821,652)       973,924
                                                 ------------    -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......       266,849        283,212
                                                 ------------    -----------
 Less cost of units redeemed:
  Administrative charges ......................         1,271          1,134
  Policy loans ................................           905          1,099
  Surrender benefits ..........................       236,177        192,295
  Death benefits ..............................        10,459          8,618
                                                 ------------    -----------
                                                      248,812        203,146
                                                 ------------    -----------
  Increase (decrease) in net assets from
   capital unit transactions ..................        18,037         80,066
                                                 ------------    -----------
  Net increase (decrease) in net assets .......      (803,615)     1,053,990
 Depositor's equity contribution
  (net redemption) ............................           (31)            96
Net Assets:
 Beginning of year ............................     2,697,336      1,643,250
                                                 ------------    -----------
 End of year ..................................  $  1,893,690    $ 2,697,336
                                                 ============    ===========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                        WRL
                                                       Janus
                                                       Global
                                                     Subaccount
                                           ------------------------------
                                                    December 31,
                                           ------------------------------
                                                 2000          1999(1)
                                           --------------- --------------
Operations:
 Net investment income (loss) ............   $   291,236    $    80,775
 Net gain (loss) on investment securities       (579,827)       501,022
                                             -----------    -----------
 Net increase (decrease) in net assets
  resulting from operations ..............      (288,591)       581,797
                                             -----------    -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ..       209,133        123,780
                                             -----------    -----------
 Less cost of units redeemed:
  Administrative charges .................           693            566
  Policy loans ...........................           446            596
  Surrender benefits .....................       124,444         88,761
  Death benefits .........................         6,198          3,381
                                             -----------    -----------
                                                 131,781         93,304
                                             -----------    -----------
  Increase (decrease) in net assets from
   capital unit transactions .............        77,352         30,476
                                             -----------    -----------
  Net increase (decrease) in net assets ..      (211,239)       612,273
 Depositor's equity contribution
  (net redemption) .......................           (28)            50
Net Assets:
 Beginning of year .......................     1,435,193        822,870
                                             -----------    -----------
 End of year .............................   $ 1,223,926    $ 1,435,193
                                             ===========    ===========

                                                       WRL                          WRL
                                                      LKCM                          VKAM
                                                    Strategic                     Emerging
                                                  Total Return                     Growth
                                                   Subaccount                    Subaccount
                                           --------------------------- ------------------------------
                                                  December 31,                  December 31,
                                           --------------------------- ------------------------------
                                                2000        1999(1)          2000          1999(1)
                                           ------------- ------------- --------------- --------------
Operations:
 Net investment income (loss) ............   $  32,107     $  36,313     $   342,647    $   169,790
 Net gain (loss) on investment securities      (57,442)       13,365        (548,989)       464,933
                                             ---------     ---------     -----------    -----------
 Net increase (decrease) in net assets
  resulting from operations ..............     (25,335)       49,678        (206,342)       634,723
                                             ---------     ---------     -----------    -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ..      11,484        22,908         266,136        132,553
                                             ---------     ---------     -----------    -----------
 Less cost of units redeemed:
  Administrative charges .................         190           235             702            456
  Policy loans ...........................          78           130             730            425
  Surrender benefits .....................      43,875        46,748         123,516         65,473
  Death benefits .........................       2,165         1,980           3,223          2,456
                                             ---------     ---------     -----------    -----------
                                                46,308        49,093         128,171         68,810
                                             ---------     ---------     -----------    -----------
  Increase (decrease) in net assets from
   capital unit transactions .............     (34,824)      (26,185)        137,965         63,743
                                             ---------     ---------     -----------    -----------
  Net increase (decrease) in net assets ..     (60,159)       23,493         (68,377)       698,466
 Depositor's equity contribution
  (net redemption) .......................         (29)           97             (31)            50
Net Assets:
 Beginning of year .......................     513,101       489,511       1,281,775        583,259
                                             ---------     ---------     -----------    -----------
 End of year .............................   $ 452,913     $ 513,101     $ 1,213,367    $ 1,281,775
                                             =========     =========     ===========    ===========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                               WRL                      WRL                     WRL
                                                              Alger                    AEGON                 Federated
                                                        Aggressive Growth            Balanced             Growth & Income
                                                           Subaccount               Subaccount              Subaccount
                                                    ------------------------- ----------------------- -----------------------
                                                          December 31,             December 31,            December 31,
                                                    ------------------------- ----------------------- -----------------------
                                                         2000       1999(1)       2000      1999(1)      2000       1999(1)
                                                    ------------- ----------- ----------- ----------- ---------- ------------
Operations:
 Net investment income (loss) .....................  $   85,449    $  73,618   $    479    $    631    $  3,013   $   3,476
 Net gain (loss) on investment securities .........    (375,784)     213,631      2,860         450      13,925      (7,289)
                                                     ----------    ---------   --------    --------    --------   ---------
 Net increase (decrease) in net assets
  resulting from operations .......................    (290,335)     287,249      3,339       1,081      16,938      (3,813)
                                                     ----------    ---------   --------    --------    --------   ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     202,098      112,487      5,792      16,567      27,906      (1,114)
                                                     ----------    ---------   --------    --------    --------   ---------
 Less cost of units redeemed:
  Administrative charges ..........................         419          330         44          48          33          38
  Policy loans ....................................         348          277         41          24           6           5
  Surrender benefits ..............................      60,201       39,958      8,264       7,558       7,208       6,215
  Death benefits ..................................       1,498        1,354        805         378         273         408
                                                     ----------    ---------   --------    --------    --------   ---------
                                                         62,466       41,919      9,154       8,008       7,520       6,666
                                                     ----------    ---------   --------    --------    --------   ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................     139,632       70,568     (3,362)      8,559      20,386      (7,780)
                                                     ----------    ---------   --------    --------    --------   ---------
  Net increase (decrease) in net assets ...........    (150,703)     357,817        (23)      9,640      37,324     (11,593)
 Depositor's equity contribution
  (net redemption) ................................         (28)          50          0          50           0          50
Net Assets:
 Beginning of year ................................     746,116      388,249     88,438      78,748      57,107      68,650
                                                     ----------    ---------   --------    --------    --------   ---------
 End of year ......................................  $  595,385    $ 746,116   $ 88,415    $ 88,438    $ 94,431   $  57,107
                                                     ==========    =========   ========    ========    ========   =========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                               WRL
                                                               Dean
                                                              Asset
                                                            Allocation
                                                            Subaccount
                                                    --------------------------
                                                           December 31,
                                                    --------------------------
                                                         2000        1999(1)
                                                    ------------- ------------
Operations:
 Net investment income (loss) .....................   $  11,083    $   5,230
 Net gain (loss) on investment securities .........      14,350      (24,932)
                                                      ---------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................      25,433      (19,702)
                                                      ---------    ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     (51,789)     (48,724)
                                                      ---------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................          90          141
  Policy loans ....................................           0           62
  Surrender benefits ..............................      19,662       27,289
  Death benefits ..................................       1,391        1,211
                                                      ---------    ---------
                                                         21,143       28,703
                                                      ---------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................     (72,932)     (77,427)
                                                      ---------    ---------
  Net increase (decrease) in net assets ...........     (47,499)     (97,129)
 Depositor's equity contribution
  (net redemption) ................................           0           50
Net Assets:
 Beginning of year ................................     226,245      323,324
                                                      ---------    ---------
 End of year ......................................   $ 178,746    $ 226,245
                                                      =========    =========


                                                              WRL                       WRL
                                                            C.A.S.E.                    NWQ
                                                             Growth                 Value Equity
                                                           Subaccount                Subaccount
                                                    ------------------------ --------------------------
                                                          December 31,              December 31,
                                                    ------------------------ --------------------------
                                                        2000       1999(1)        2000        1999(1)
                                                    ------------ ----------- ------------- ------------
Operations:
 Net investment income (loss) .....................  $   9,297    $  5,499     $   1,109    $     996
 Net gain (loss) on investment securities .........    (22,554)     10,110        11,650        5,282
                                                     ---------    --------     ---------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................    (13,257)     15,609        12,759        6,278
                                                     ---------    --------     ---------    ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........      3,354       3,993         1,183      (15,351)
                                                     ---------    --------     ---------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................         35          41            54           73
  Policy loans ....................................         23          23            40           32
  Surrender benefits ..............................      6,170       5,232        10,248       11,160
  Death benefits ..................................        103         498           511          468
                                                     ---------    --------     ---------    ---------
                                                         6,331       5,794        10,853       11,733
                                                     ---------    --------     ---------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................     (2,977)     (1,801)       (9,670)     (27,084)
                                                     ---------    --------     ---------    ---------
  Net increase (decrease) in net assets ...........    (16,234)     13,808         3,089      (20,806)
 Depositor's equity contribution
  (net redemption) ................................          0          50             0           50
Net Assets:
 Beginning of year ................................     65,599      51,741       110,101      130,857
                                                     ---------    --------     ---------    ---------
 End of year ......................................  $  49,365    $ 65,599     $ 113,190    $ 110,101
                                                     =========    ========     =========    =========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                              WRL                       WRL                      WRL
                                                               GE                        GE                  Third Avenue
                                                      International Equity          U.S. Equity                 Value
                                                           Subaccount                Subaccount               Subaccount
                                                    ------------------------ -------------------------- ----------------------
                                                          December 31,              December 31,             December 31,
                                                    ------------------------ -------------------------- ----------------------
                                                        2000       1999(1)        2000        1999(1)      2000      1999(1)
                                                    ------------ ----------- ------------- ------------ ---------- -----------
Operations:
 Net investment income (loss) .....................   $  3,812    $    968     $   5,526    $   9,358    $  1,659   $    234
 Net gain (loss) on investment securities .........     (8,428)      5,382        (8,754)       9,458       7,856      1,707
                                                      --------    --------     ---------    ---------    --------   --------
 Net increase (decrease) in net assets
  resulting from operations .......................     (4,616)      6,350        (3,228)      18,816       9,515      1,941
                                                      --------    --------     ---------    ---------    --------   --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........      8,034      (4,546)       37,457       47,958      54,263       (406)
                                                      --------    --------     ---------    ---------    --------   --------
 Less cost of units redeemed:
  Administrative charges ..........................         12          14            62           54          13          5
  Policy loans ....................................          6           9            62           29           4          2
  Surrender benefits ..............................      1,851       1,520        11,549       10,589       3,613        978
  Death benefits ..................................         61          69           529          350         125        133
                                                      --------    --------     ---------    ---------    --------   --------
                                                         1,930       1,612        12,202       11,022       3,755      1,118
                                                      --------    --------     ---------    ---------    --------   --------
  Increase (decrease) in net assets from
   capital unit transactions ......................      6,104      (6,158)       25,255       36,936      50,508     (1,524)
                                                      --------    --------     ---------    ---------    --------   --------
  Net increase (decrease) in net assets ...........      1,488         192        22,027       55,752      60,023        417
 Depositor's equity contribution
  (net redemption) ................................          0          50           (11)          50           0       (246)
Net Assets:
 Beginning of year ................................     26,401      26,159       152,677       96,875      15,511     15,340
                                                      --------    --------     ---------    ---------    --------   --------
 End of year ......................................   $ 27,889    $ 26,401     $ 174,693    $ 152,677    $ 75,534   $ 15,511
                                                      ========    ========     =========    =========    ========   ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                              WRL                      WRL                    WRL
                                                          J.P. Morgan             Goldman Sachs          Goldman Sachs
                                                     Real Estate Securities          Growth                Small Cap
                                                           Subaccount              Subaccount              Subaccount
                                                    ------------------------ ----------------------- ----------------------
                                                          December 31,            December 31,            December 31,
                                                    ------------------------ ----------------------- ----------------------
                                                        2000       1999(1)       2000      1999(1)       2000      1999(1)
                                                    ------------ ----------- ----------- ----------- ----------- ----------
Operations:
 Net investment income (loss) .....................   $     46     $    19    $     19     $   (37)    $    63    $    67
 Net gain (loss) on investment securities .........      1,197        (199)     (1,337)      1,005        (313)       334
                                                      --------     -------    --------     -------     -------    -------
 Net increase (decrease) in net assets
  resulting from operations .......................      1,243        (180)     (1,318)        968        (250)       401
                                                      --------     -------    --------     -------     -------    -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     10,978         430       9,248       5,819       4,202      1,512
                                                      --------     -------    --------     -------     -------    -------
 Less cost of units redeemed:
  Administrative charges ..........................          1           1           3           0           1          0
  Policy loans ....................................          1           0           1           0          16          0
  Surrender benefits ..............................        948          70         410          75         232         18
  Death benefits ..................................         29           0           0           0           0          0
                                                      --------     -------    --------     -------     -------    -------
                                                           979          71         414          75         249         18
                                                      --------     -------    --------     -------     -------    -------
  Increase (decrease) in net assets from
   capital unit transactions ......................      9,999         359       8,834       5,744       3,953      1,494
                                                      --------     -------    --------     -------     -------    -------
  Net increase (decrease) in net assets ...........     11,242         179       7,516       6,712       3,703      1,895
 Depositor's equity contribution
  (net redemption) ................................       (623)         11           0         524        (545)       523
Net Assets:
 Beginning of year ................................      2,085       1,895       7,236           0       2,418          0
                                                      --------     -------    --------     -------     -------    -------
 End of year ......................................   $ 12,704     $ 2,085    $ 14,752     $ 7,236     $ 5,576    $ 2,418
                                                      ========     =======    ========     =======     =======    =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                              WRL                    WRL                     WRL
                                                         T. Rowe Price          T. Rowe Price              Salomon
                                                        Dividend Growth           Small Cap                All Cap
                                                          Subaccount              Subaccount             Subaccount
                                                    ----------------------- ---------------------- -----------------------
                                                         December 31,            December 31,           December 31,
                                                    ----------------------- ---------------------- -----------------------
                                                        2000      1999(1)       2000      1999(1)      2000       1999(1)
                                                    ----------- ----------- ------------ --------- ------------ ----------
Operations:
 Net investment income (loss) .....................  $   (103)    $   (45)    $    (32)   $   217    $    383    $   150
 Net gain (loss) on investment securities .........     1,249        (367)      (3,217)     1,985       1,894        464
                                                     --------     -------     --------    -------    --------    -------
 Net increase (decrease) in net assets
  resulting from operations .......................     1,146        (412)      (3,249)     2,202       2,277        614
                                                     --------     -------     --------    -------    --------    -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     6,642       8,269       17,563      6,412      61,668      5,251
                                                     --------     -------     --------    -------    --------    -------
 Less cost of units redeemed:
  Administrative charges ..........................         2           0            6          1           7          1
  Policy loans ....................................         4           0            0          0          11          0
  Surrender benefits ..............................       670         174        1,343        180       1,734         94
  Death benefits ..................................        58           0            5          0          53          0
                                                     --------     -------     --------    -------    --------    -------
                                                          734         174        1,354        181       1,805         95
                                                     --------     -------     --------    -------    --------    -------
  Increase (decrease) in net assets from
   capital unit transactions ......................     5,908       8,095       16,209      6,231      59,863      5,156
                                                     --------     -------     --------    -------    --------    -------
  Net increase (decrease) in net assets ...........     7,054       7,683       12,960      8,433      62,140      5,770
 Depositor's equity contribution
  (net redemption) ................................       (25)        525         (628)       462        (607)       523
Net Assets:
 Beginning of year ................................     8,208           0        8,895          0       6,293          0
                                                     --------     -------     --------    -------    --------    -------
 End of year ......................................  $ 15,237     $ 8,208     $ 21,227    $ 8,895    $ 67,826    $ 6,293
                                                     ========     =======     ========    =======    ========    =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                               WRL                       WRL                   WRL
                                                          Pilgrim Baxter               Dreyfus             Value Line
                                                          Mid Cap Growth               Mid Cap          Aggressive Growth
                                                            Subaccount               Subaccount            Subaccount
                                                    -------------------------- ----------------------- ------------------
                                                           December 31,             December 31,          December 31,
                                                    -------------------------- ----------------------- ------------------
                                                         2000        1999(1)       2000      1999(1)         2000(1)
                                                    ------------- ------------ ----------- ----------- ------------------
Operations:
 Net investment income (loss) .....................   $    (339)    $    (18)   $    112     $   (11)       $   (28)
 Net gain (loss) on investment securities .........     (65,315)      10,473         150         146           (816)
                                                      ---------     --------    --------     -------        -------
 Net increase (decrease) in net assets
  resulting from operations .......................     (65,654)      10,455         262         135           (844)
                                                      ---------     --------    --------     -------        -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     203,811       22,426      10,132       2,434          5,328
                                                      ---------     --------    --------     -------        -------
 Less cost of units redeemed:
  Administrative charges ..........................          43            2           2           0              1
  Policy loans ....................................          97            0           0           0              0
  Surrender benefits ..............................       9,097          384         633          14            132
  Death benefits ..................................         171            0           0           0              0
                                                      ---------     --------    --------     -------        -------
                                                          9,408          386         635          14            133
                                                      ---------     --------    --------     -------        -------
  Increase (decrease) in net assets from
   capital unit transactions ......................     194,403       22,040       9,497       2,420          5,195
                                                      ---------     --------    --------     -------        -------
  Net increase (decrease) in net assets ...........     128,749       32,495       9,759       2,555          4,351
 Depositor's equity contribution
  (net redemption) ................................         (62)        (171)          0         524            275
Net Assets:
 Beginning of year ................................      32,324            0       3,079           0              0
                                                      ---------     --------    --------     -------        -------
 End of year ......................................   $ 161,011     $ 32,324    $ 12,838     $ 3,079        $ 4,626
                                                      =========     ========    ========     =======        =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                            WRL              WRL              WRL             WRL
                                                           Great            Great            Great          Gabelli
                                                        Companies -      Companies -      Companies -        Global
                                                         AmericaSM      TechnologySM        Global2          Growth
                                                        Subaccount       Subaccount       Subaccount       Subaccount
                                                      --------------   --------------   --------------   -------------
                                                       December 31,     December 31,     December 31,     December 31,
                                                      --------------   --------------   --------------   -------------
                                                          2000(1)          2000(1)          2000(1)         2000(1)
                                                      --------------   --------------   --------------   -------------
Operations:
 Net investment income (loss) .....................      $   (351)       $    (157)        $    (8)        $    (23)
 Net gain (loss) on investment securities .........         5,867          (10,919)           (197)            (457)
                                                         --------        ---------         -------         --------
 Net increase (decrease) in net assets
  resulting from operations .......................         5,516          (11,076)           (205)            (480)
                                                         --------        ---------         -------         --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........        70,574           32,919           4,180           10,961
                                                         --------        ---------         -------         --------
 Less cost of units redeemed:
  Administrative charges ..........................             4                2               0                0
  Policy loans ....................................             5                1               0                1
  Surrender benefits ..............................         1,387              603              33               47
  Death benefits ..................................             0                0               0                0
                                                         --------        ---------         -------         --------
                                                            1,396              606              33               48
                                                         --------        ---------         -------         --------
  Increase (decrease) in net assets from
   capital unit transactions ......................        69,178           32,313           4,147           10,913
                                                         --------        ---------         -------         --------
  Net increase (decrease) in net assets ...........        74,694           21,237           3,942           10,433
 Depositor's equity contribution
  (net redemption) ................................           275              275             425              425
Net Assets:
 Beginning of year ................................             0                0               0                0
                                                         --------        ---------         -------         --------
 End of year ......................................      $ 74,969        $  21,512         $ 4,367         $ 10,858
                                                         ========        =========         =======         ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                          WRL
                                                         LKCM
                                                        Capital       Fidelity VIP III     Fidelity VIP II   Fidelity VIP
                                                        Growth      Growth Opportunities    Contrafund(R)    Equity-Income
                                                      Subaccount         Subaccount           Subaccount      Subaccount
                                                    -------------- ---------------------- ----------------- --------------
                                                     December 31,       December 31,         December 31,    December 31,
                                                    -------------- ---------------------- ----------------- --------------
                                                        2000(1)            2000(1)             2000(1)          2000(1)
                                                    -------------- ---------------------- ----------------- --------------
Operations:
 Net investment income (loss) .....................      $   0            $   (20)             $   (31)        $   (14)
 Net gain (loss) on investment securities .........         74               (452)                (277)            197
                                                         -----            -------              -------         -------
 Net increase (decrease) in net assets
  resulting from operations .......................         74               (472)                (308)            183
                                                         -----            -------              -------         -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........        221              4,205                7,225           3,577
                                                         -----            -------              -------         -------
 Less cost of units redeemed:
  Administrative charges ..........................          0                  0                    0               0
  Policy loans ....................................          0                  0                    8               0
  Surrender benefits ..............................          0                 77                  117              30
  Death benefits ..................................          0                  0                    5               0
                                                         -----            -------              -------         -------
                                                             0                 77                  130              30
                                                         -----            -------              -------         -------
  Increase (decrease) in net assets from
   capital unit transactions ......................        221              4,128                7,095           3,547
                                                         -----            -------              -------         -------
  Net increase (decrease) in net assets ...........        295              3,656                6,787           3,730
 Depositor's equity contribution
  (net redemption) ................................        500                100                  100             100
Net Assets:
 Beginning of year ................................          0                  0                    0               0
                                                         -----            -------              -------         -------
 End of year ......................................      $ 795            $ 3,756              $ 6,887         $ 3,830
                                                         =====            =======              =======         =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL J.P. Morgan Money Market Subaccount
   Class A .........................      12/31/00         $ 14.88
                                          12/31/99           14.37
                                          12/31/98           13.82
                                          12/31/97           13.29
                                          12/31/96           12.80
   Class B .........................      12/31/00           12.40
                                          12/31/99           11.99
                                          12/31/98           11.55
                                          12/31/97           11.12
                                          12/31/96           10.73
   Class C .........................      12/31/00           10.05
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.05
                                          12/31/99(1)        10.00
WRL AEGON Bond Subaccount
   Class A .........................      12/31/00           20.20
                                          12/31/99           21.08
                                          12/31/98           19.52
                                          12/31/97           18.11
                                          12/31/96           18.31
   Class B .........................      12/31/00           13.83
                                          12/31/99           14.45
                                          12/31/98           13.41
                                          12/31/97           12.46
                                          12/31/96           12.61
   Class C .........................      12/31/00            9.98
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00            9.98
                                          12/31/99(1)        10.00
WRL Janus Growth Subaccount
   Class A .........................      12/31/00           98.62
                                          12/31/99           62.54
                                          12/31/98           38.50
                                          12/31/97           33.17
                                          12/31/96           28.47
   Class B .........................      12/31/00           47.42
                                          12/31/99           30.12
                                          12/31/98           18.57
                                          12/31/97           16.02
                                          12/31/96           13.77

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL J.P. Morgan Money Market Subaccount
   Class A .........................     $  0.71        $     0.00      $     0.71       $ 15.59
                                            0.51              0.00            0.51         14.88
                                            0.55              0.00            0.55         14.37
                                            0.53              0.00            0.53         13.82
                                            0.49              0.00            0.49         13.29
   Class B .........................        0.57              0.00            0.57         12.97
                                            0.41              0.00            0.41         12.40
                                            0.44              0.00            0.44         11.99
                                            0.43              0.00            0.43         11.55
                                            0.39              0.00            0.39         11.12
   Class C .........................        0.45              0.00            0.45         10.50
                                            0.05              0.00            0.05         10.05
   Class D .........................        0.46              0.00            0.46         10.51
                                            0.05              0.00            0.05         10.05
WRL AEGON Bond Subaccount
   Class A .........................        0.90              1.02            1.92         22.12
                                            0.76             (1.64)          (0.88)        20.20
                                            0.82              0.74            1.56         21.08
                                            0.73              0.68            1.41         19.52
                                            0.77             (0.97)          (0.20)        18.11
   Class B .........................        0.59              0.71            1.30         15.13
                                            0.59             (1.21)          (0.62)        13.83
                                            0.60              0.44            1.04         14.45
                                            0.67              0.28            0.95         13.41
                                            0.56             (0.71)          (0.15)        12.46
   Class C .........................        1.00             (0.08)           0.92         10.90
                                            0.56             (0.58)          (0.02)         9.98
   Class D .........................        0.50              0.43            0.93         10.91
                                            0.56             (0.58)          (0.02)         9.98
WRL Janus Growth Subaccount
   Class A .........................       10.08            (39.49)         (29.41)        69.21
                                           15.61             20.47           36.08         98.62
                                           (0.08)            24.12           24.04         62.54
                                            3.42              1.91            5.33         38.50
                                            1.64              3.06            4.70         33.17
   Class B .........................        5.14            (19.33)         (14.19)        33.23
                                            8.20              9.10           17.30         47.42
                                           (0.08)            11.63           11.55         30.12
                                            1.87              0.68            2.55         18.57
                                            0.95              1.30            2.25         16.02

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                             Net Assets         Ratio of Net
                                                              at End of       Investment Income
                              Year             Total            Year          (Loss) to Average
                             Ended            Return       (in Thousands)        Net Assets
                       -----------------   ------------   ----------------   ------------------
WRL J.P. Morgan Money Market Subaccount
   Class A .........        12/31/00            4.80 %       $   60,237              4.67 %
                            12/31/99            3.55 %           96,984              3.52 %
                            12/31/98            3.99 %           48,797              3.89 %
                            12/31/97            4.00 %           39,531              3.92 %
                            12/31/96            3.81 %           51,141              3.72 %
   Class B .........        12/31/00            4.64 %          203,148              4.53 %
                            12/31/99            3.39 %          269,284              3.37 %
                            12/31/98            3.83 %           93,982              3.72 %
                            12/31/97            3.84 %           62,152              3.78 %
                            12/31/96            3.65 %           58,415              3.57 %
   Class C .........        12/31/00            4.55 %            2,411              4.47 %
                            12/31/99(1)         0.46 %               25              5.28 %
   Class D .........        12/31/00            4.62 %              559              4.33 %
                            12/31/99(1)         0.46 %               25              5.28 %
WRL AEGON Bond Subaccount
   Class A .........        12/31/00            9.51 %           34,439              4.30 %
                            12/31/99           (4.14)%           37,241              3.69 %
                            12/31/98            7.96 %           50,893              4.02 %
                            12/31/97            7.80 %           46,082              3.95 %
                            12/31/96           (1.10)%           45,516              4.34 %
   Class B .........        12/31/00            9.35 %           79,326              4.15 %
                            12/31/99           (4.29)%           86,875              4.16 %
                            12/31/98            7.80 %           91,784              4.31 %
                            12/31/97            7.64 %           64,376              5.26 %
                            12/31/96           (1.25)%           38,055              4.60 %
   Class C .........        12/31/00            9.25 %              245              9.61 %
                            12/31/99(1)        (0.21)%               25             64.13 %
   Class D .........        12/31/00            9.32 %               32              4.79 %
                            12/31/99(1)        (0.21)%               25             64.13 %
WRL Janus Growth Subaccount
   Class A .........        12/31/00          (29.83)%          735,722             10.63 %
                            12/31/99           57.69 %        1,166,818             20.94 %
                            12/31/98           62.43 %          817,014             (0.18)%
                            12/31/97           16.09 %          571,456              9.36 %
                            12/31/96           16.50 %          576,115              5.22 %
   Class B .........        12/31/00          (29.93)%        1,150,997             11.31 %
                            12/31/99           57.45 %        1,530,464             22.70 %
                            12/31/98           62.19 %          826,236             (0.33)%
                            12/31/97           15.91 %          432,125             10.53 %
                            12/31/96           16.32 %          317,705              6.21 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL Janus Growth Subaccount (continued)
   Class C .........................      12/31/00         $ 10.87
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.87
                                          12/31/99(1)        10.00
WRL Janus Global Subaccount
   Class A .........................      12/31/00           52.29
                                          12/31/99           30.94
                                          12/31/98           24.10
                                          12/31/97           20.55
                                          12/31/96           16.29
   Class B .........................      12/31/00           51.75
                                          12/31/99           30.67
                                          12/31/98           23.92
                                          12/31/97           20.43
                                          12/31/96           16.22
   Class C .........................      12/31/00           11.39
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           11.39
                                          12/31/99(1)        10.00
WRL LKCM Strategic Total Return Subaccount
   Class A .........................      12/31/00           22.29
                                          12/31/99           20.14
                                          12/31/98           18.60
                                          12/31/97           15.46
                                          12/31/96           13.61
   Class B .........................      12/31/00           22.07
                                          12/31/99           19.97
                                          12/31/98           18.47
                                          12/31/97           15.37
                                          12/31/96           13.56
   Class C .........................      12/31/00           10.32
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.32
                                          12/31/99(1)        10.00
WRL VKAM Emerging Growth Subaccount
   Class A .........................      12/31/00           63.48
                                          12/31/99           31.33
                                          12/31/98           23.10
                                          12/31/97           19.26
                                          12/31/96           16.40

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL Janus Growth Subaccount (continued)
   Class C .........................      $ 2.75         $  (6.01)       $  (3.26)       $  7.61
                                            1.59            (0.72)           0.87          10.87
   Class D .........................        2.58            (5.84)          (3.26)          7.61
                                            1.59            (0.72)           0.87          10.87
WRL Janus Global Subaccount
   Class A .........................        9.64           (19.35)          (9.71)         42.58
                                            2.84            18.51           21.35          52.29
                                            0.83             6.01            6.84          30.94
                                            2.55             1.00            3.55          24.10
                                            1.62             2.64            4.26          20.55
   Class B .........................        9.99           (19.67)          (9.68)         42.07
                                            3.02            18.06           21.08          51.75
                                            0.88             5.87            6.75          30.67
                                            2.85             0.64            3.49          23.92
                                            1.79             2.42            4.21          20.43
   Class C .........................        4.26            (6.40)          (2.14)          9.25
                                            0.64             0.75            1.39          11.39
   Class D .........................        4.01            (6.14)          (2.13)          9.26
                                            0.64             0.75            1.39          11.39
WRL LKCM Strategic Total Return Subaccount
   Class A .........................        1.47            (2.57)          (1.10)         21.19
                                            1.52             0.63            2.15          22.29
                                            0.56             0.98            1.54          20.14
                                            1.34             1.80            3.14          18.60
                                            0.68             1.17            1.85          15.46
   Class B .........................        1.42            (2.55)          (1.13)         20.94
                                            1.54             0.56            2.10          22.07
                                            0.59             0.91            1.50          19.97
                                            1.42             1.68            3.10          18.47
                                            0.94             0.87            1.81          15.37
   Class C .........................        1.43            (1.97)          (0.54)          9.78
                                            0.55            (0.23)           0.32          10.32
   Class D .........................        1.17            (1.70)          (0.53)          9.79
                                            0.55            (0.23)           0.32          10.32
WRL VKAM Emerging Growth Subaccount
   Class A .........................       14.84           (23.10)          (8.26)         55.22
                                            8.33            23.82           32.15          63.48
                                            0.69             7.54            8.23          31.33
                                            1.85             1.99            3.84          23.10
                                            0.63             2.23            2.86          19.26

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                                     Net Assets         Ratio of Net
                                                                      at End of       Investment Income
                                     Year             Total             Year          (Loss) to Average
                                    Ended             Return       (in Thousands)        Net Assets
                              -----------------   -------------   ----------------   ------------------
WRL Janus Growth Subaccount (continued)
   Class C ................        12/31/00           (30.00)%        $   6,126             28.15 %
                                   12/31/99(1)          8.70 %               27            173.48 %
   Class D ................        12/31/00           (29.95)%              845             26.21 %
                                   12/31/99(1)          8.70 %               27            173.48 %
WRL Janus Global Subaccount
   Class A ................        12/31/00           (18.57)%          352,075             18.56 %
                                   12/31/99            68.98 %          458,385              7.93 %
                                   12/31/98            28.40 %          298,285              2.97 %
                                   12/31/97            17.28 %          261,317             11.01 %
                                   12/31/96            26.15 %          221,185              8.60 %
   Class B ................        12/31/00           (18.69)%          867,971             19.50 %
                                   12/31/99            68.73 %          976,752              8.45 %
                                   12/31/98            28.21 %          524,585              3.16 %
                                   12/31/97            17.10 %          371,512             12.33 %
                                   12/31/96            25.96 %          227,955              9.45 %
   Class C ................        12/31/00           (18.77)%            3,478             39.73 %
                                   12/31/99(1)         13.87 %               28             70.01 %
   Class D ................        12/31/00           (18.71)%              402             37.21 %
                                   12/31/99(1)         13.87 %               28             70.01 %
WRL LKCM Strategic Total Return Subaccount
   Class A ................        12/31/00            (4.96)%          139,232              6.87 %
                                   12/31/99            10.68 %          156,928              7.33 %
                                   12/31/98             8.28 %          160,783              2.95 %
                                   12/31/97            20.34 %          164,259              7.83 %
                                   12/31/96            13.57 %          136,789              4.75 %
   Class B ................        12/31/00            (5.10)%          311,816              6.71 %
                                   12/31/99            10.51 %          356,121              7.46 %
                                   12/31/98             8.11 %          328,728              3.11 %
                                   12/31/97            20.16 %          279,355              8.31 %
                                   12/31/96            13.40 %          196,305              6.55 %
   Class C ................        12/31/00            (5.19)%            1,660             14.50 %
                                   12/31/99(1)          3.16 %               26             61.80 %
   Class D ................        12/31/00            (5.12)%              205             11.77 %
                                   12/31/99(1)          3.16 %               26             61.80 %
WRL VKAM Emerging Growth Subaccount
   Class A ................        12/31/00           (13.01)%          324,006             21.31 %
                                   12/31/99           102.62 %          390,626             21.35 %
                                   12/31/98            35.63 %          201,838              2.69 %
                                   12/31/97            19.95 %          165,848              8.73 %
                                   12/31/96            17.41 %          143,282              3.42 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL VKAM Emerging Growth Subaccount (continued)
   Class B .........................      12/31/00         $ 62.85
                                          12/31/99           31.06
                                          12/31/98           22.94
                                          12/31/97           19.15
                                          12/31/96           16.34
   Class C .........................      12/31/00           12.11
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           12.11
                                          12/31/99(1)        10.00
WRL Alger Aggressive Growth Subaccount
   Class A .........................      12/31/00           43.79
                                          12/31/99           26.23
                                          12/31/98           17.86
                                          12/31/97           14.56
                                          12/31/96           13.35
   Class B .........................      12/31/00           43.42
                                          12/31/99           26.05
                                          12/31/98           17.77
                                          12/31/97           14.50
                                          12/31/96           13.31
   Class C .........................      12/31/00           11.70
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           11.70
                                          12/31/99(1)        10.00
WRL AEGON Balanced Subaccount
   Class A .........................      12/31/00           15.03
                                          12/31/99           14.77
                                          12/31/98           13.99
                                          12/31/97           12.09
                                          12/31/96           11.06
   Class B .........................      12/31/00           14.90
                                          12/31/99           14.67
                                          12/31/98           13.91
                                          12/31/97           12.05
                                          12/31/96           11.03
   Class C .........................      12/31/00           10.00
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.00
                                          12/31/99(1)        10.00

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL VKAM Emerging Growth Subaccount (continued)
   Class B .........................     $ 15.66        $  (23.92)       $   (8.26)      $ 54.59
                                            8.95            22.84            31.79         62.85
                                            0.72             7.40             8.12         31.06
                                            2.00             1.79             3.79         22.94
                                            0.73             2.08             2.81         19.15
   Class C .........................        7.05            (8.65)           (1.60)        10.51
                                            1.56             0.55             2.11         12.11
   Class D .........................        7.53            (9.13)           (1.60)        10.51
                                            1.56             0.55             2.11         12.11
WRL Alger Aggressive Growth Subaccount
   Class A .........................        4.09           (18.19)          (14.10)        29.69
                                            4.29            13.27            17.56         43.79
                                            1.13             7.24             8.37         26.23
                                            1.42             1.88             3.30         17.86
                                            0.25             0.96             1.21         14.56
   Class B .........................        4.39           (18.41)          (14.02)        29.40
                                            4.68            12.69            17.37         43.42
                                            1.17             7.11             8.28         26.05
                                            1.60             1.67             3.27         17.77
                                            0.31             0.88             1.19         14.50
   Class C .........................        2.41            (6.19)           (3.78)         7.92
                                            1.01             0.69             1.70         11.70
   Class D .........................        2.41            (6.19)           (3.78)         7.92
                                            1.01             0.69             1.70         11.70
WRL AEGON Balanced Subaccount
   Class A .........................        0.09             0.59             0.68         15.71
                                            0.12             0.14             0.26         15.03
                                            0.17             0.61             0.78         14.77
                                            1.32             0.58             1.90         13.99
                                            0.26             0.77             1.03         12.09
   Class B .........................        0.08             0.57             0.65         15.55
                                            0.10             0.13             0.23         14.90
                                            0.17             0.59             0.76         14.67
                                            1.40             0.46             1.86         13.91
                                            0.30             0.72             1.02         12.05
   Class C .........................        0.25             0.18             0.43         10.43
                                            0.15            (0.15)            0.00         10.00
   Class D .........................        0.11             0.32             0.43         10.43
                                            0.15            (0.15)            0.00         10.00

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                               Net Assets         Ratio of Net
                                                                at End of       Investment Income
                               Year             Total             Year          (Loss) to Average
                              Ended             Return       (in Thousands)        Net Assets
                        -----------------   -------------   ----------------   ------------------
WRL VKAM Emerging Growth Subaccount (continued)
    Class B .........        12/31/00           (13.14)%        $ 884,351             22.79 %
                             12/31/99           102.31 %          891,089             22.92 %
                             12/31/98            35.42 %          381,421              2.80 %
                             12/31/97            19.77 %          258,730              9.45 %
                             12/31/96            17.23 %          179,589              3.96 %
    Class C .........        12/31/00           (13.22)%            4,202             55.72 %
                             12/31/99(1)         21.08 %               30            163.83 %
    Class D .........        12/31/00           (13.16)%              808             59.88 %
                             12/31/99(1)         21.08 %               30            163.83 %
WRL Alger Aggressive Growth Subaccount
   Class A ..........        12/31/00           (32.18)%          113,930             10.16 %
                             12/31/99            66.92 %          170,691             13.95 %
                             12/31/98            46.84 %          106,742              5.39 %
                             12/31/97            22.71 %           74,544              8.51 %
                             12/31/96             9.07 %           63,843              1.77 %
   Class B ..........        12/31/00           (32.29)%          478,889             11.10 %
                             12/31/99            66.67 %          575,367             15.21 %
                             12/31/98            46.62 %          281,507              5.57 %
                             12/31/97            22.52 %          162,401              9.55 %
                             12/31/96             8.91 %          100,832              2.22 %
   Class C ..........        12/31/00           (32.25)%            2,167             24.77 %
                             12/31/99(1)         17.05 %               29            106.09 %
   Class D ..........        12/31/00           (32.30)%              399             24.77 %
                             12/31/99(1)         17.05 %               29            106.09 %
WRL AEGON Balanced Subaccount
   Class A ..........        12/31/00             4.51 %           18,436              0.60 %
                             12/31/99             1.75 %           21,830              0.82 %
                             12/31/98             5.60 %           19,730              1.19 %
                             12/31/97            15.65 %           17,324             10.01 %
                             12/31/96             9.34 %           13,598              2.29 %
   Class B ..........        12/31/00             4.36 %           69,592              0.55 %
                             12/31/99             1.59 %           66,558              0.69 %
                             12/31/98             5.45 %           59,018              1.19 %
                             12/31/97            15.47 %           43,902             10.72 %
                             12/31/96             9.18 %           28,734              2.69 %
   Class C ..........        12/31/00             4.26 %              301              2.43 %
                             12/31/99(1)          0.01 %               25             16.83 %
   Class D ..........        12/31/00             4.34 %               86              1.06 %
                             12/31/99(1)          0.01 %               25             16.83 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL Federated Growth & Income Subaccount
   Class A .........................      12/31/00         $ 15.26
                                          12/31/99           16.17
                                          12/31/98           15.89
                                          12/31/97           12.91
                                          12/31/96           11.71
   Class B .........................      12/31/00           15.13
                                          12/31/99           16.06
                                          12/31/98           15.80
                                          12/31/97           12.85
                                          12/31/96           11.68
   Class C .........................      12/31/00           10.07
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.07
                                          12/31/99(1)        10.00
WRL Dean Asset Allocation Subaccount
   Class A .........................      12/31/00           15.38
                                          12/31/99           16.51
                                          12/31/98           15.43
                                          12/31/97           13.40
                                          12/31/96           11.86
   Class B .........................      12/31/00           15.27
                                          12/31/99           16.41
                                          12/31/98           15.36
                                          12/31/97           13.36
                                          12/31/96           11.84
   Class C .........................      12/31/00            9.91
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00            9.91
                                          12/31/99(1)        10.00
WRL C.A.S.E. Growth Subaccount
   Class A .........................      12/31/00           21.10
                                          12/31/99           15.96
                                          12/31/98           15.77
                                          12/31/97           13.88
                                          12/31/96(1)        11.96
   Class B .........................      12/31/00           16.30
                                          12/31/99           12.35
                                          12/31/98           12.22
                                          12/31/97           10.77
                                          12/31/96(1)        10.00

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL Federated Growth & Income Subaccount
   Class A .........................      $ 0.80        $    3.40        $    4.20       $ 19.46
                                            0.83            (1.74)           (0.91)        15.26
                                            0.66            (0.38)            0.28         16.17
                                            2.06             0.92             2.98         15.89
                                            0.50             0.70             1.20         12.91
   Class B .........................        0.75             3.39             4.14         19.27
                                            0.87            (1.80)           (0.93)        15.13
                                            0.66            (0.40)            0.26         16.06
                                            2.52             0.43             2.95         15.80
                                            0.68             0.49             1.17         12.85
   Class C .........................        0.92             1.83             2.75         12.82
                                            0.47            (0.40)            0.07         10.07
   Class D .........................        0.50             2.26             2.76         12.83
                                            0.47            (0.40)            0.07         10.07
WRL Dean Asset Allocation Subaccount
   Class A .........................        1.02             1.41             2.43         17.81
                                            0.32            (1.45)           (1.13)        15.38
                                            1.40            (0.32)            1.08         16.51
                                            1.02             1.01             2.03         15.43
                                            0.46             1.08             1.54         13.40
   Class B .........................        0.97             1.41             2.38         17.65
                                            0.29            (1.43)           (1.14)        15.27
                                            1.43            (0.38)            1.05         16.41
                                            1.06             0.94             2.00         15.36
                                            0.47             1.05             1.52         13.36
   Class C .........................        1.17             0.36             1.53         11.44
                                            0.28            (0.37)           (0.09)         9.91
   Class D .........................        0.78             0.76             1.54         11.45
                                            0.28            (0.37)           (0.09)         9.91
WRL C.A.S.E. Growth Subaccount
   Class A .........................        2.99            (7.57)           (4.58)        16.52
                                            1.62             3.52             5.14         21.10
                                            1.27            (1.08)            0.19         15.96
                                            1.74             0.15             1.89         15.77
                                            0.29             1.63             1.92         13.88
   Class B .........................        2.36            (5.92)           (3.56)        12.74
                                            1.37             2.58             3.95         16.30
                                            1.06            (0.93)            0.13         12.35
                                            1.34             0.11             1.45         12.22
                                            0.36             0.41             0.77         10.77

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                               Net Assets         Ratio of Net
                                                                at End of       Investment Income
                              Year              Total             Year          (Loss) to Average
                             Ended             Return        (in Thousands)        Net Assets
                       -----------------   --------------   ----------------   ------------------
WRL Federated Growth & Income Subaccount
   Class A .........        12/31/00             27.56 %        $ 19,086               4.83 %
                            12/31/99             (5.64)%          11,318               5.27 %
                            12/31/98              1.77 %          16,502               4.17 %
                            12/31/97             23.10 %          14,056              14.87 %
                            12/31/96             10.25 %          12,397               4.17 %
   Class B .........        12/31/00             27.37 %          75,001               4.56 %
                            12/31/99             (5.78)%          45,739               5.55 %
                            12/31/98              1.62 %          52,148               4.20 %
                            12/31/97             22.92 %          36,591              18.15 %
                            12/31/96             10.08 %          19,972               5.68 %
   Class C .........        12/31/00             27.26 %             302               8.00 %
                            12/31/99(1)           0.74 %              25              54.01 %
   Class D .........        12/31/00             27.35 %              42               4.50 %
                            12/31/99(1)           0.74 %              25              54.01 %
WRL Dean Asset Allocation Subaccount
   Class A .........        12/31/00             15.75 %          49,325               6.38 %
                            12/31/99             (6.81)%          59,161               1.95 %
                            12/31/98              6.98 %          85,428               8.72 %
                            12/31/97             15.14 %          77,923               6.99 %
                            12/31/96             13.00 %          62,195               3.71 %
   Class B .........        12/31/00             15.58 %         129,133               6.07 %
                            12/31/99             (6.95)%         167,034               1.78 %
                            12/31/98              6.82 %         237,896               8.92 %
                            12/31/97             14.97 %         194,084               7.30 %
                            12/31/96             12.83 %         125,177               3.72 %
   Class C .........        12/31/00             15.47 %             249              11.06 %
                            12/31/99(1)          (0.93)%              25              32.57 %
   Class D .........        12/31/00             15.56 %              39               7.45 %
                            12/31/99(1)          (0.93)%              25              32.57 %
WRL C.A.S.E. Growth Subaccount
   Class A .........        12/31/00            (21.70)%          10,300              15.02 %
                            12/31/99             32.18 %          14,425               8.55 %
                            12/31/98              1.20 %          14,161               8.11 %
                            12/31/97             13.60 %          17,677              20.61 %
                            12/31/96(1)           7.84 %           3,612               4.43 %
   Class B .........        12/31/00            (21.82)%          38,869              15.35 %
                            12/31/99             31.98 %          51,124               9.34 %
                            12/31/98              1.05 %          37,580               8.79 %
                            12/31/97             13.43 %          31,995              11.31 %
                            12/31/96(1)           7.73 %          12,542               5.46 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL C.A.S.E. Growth Subaccount (continued)
   Class C .........................      12/31/00         $ 10.05
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.05
                                          12/31/99(1)        10.00
WRL NWQ Value Equity Subaccount
   Class A .........................      12/31/00           13.90
                                          12/31/99           13.04
                                          12/31/98           13.86
                                          12/31/97           11.22
                                          12/31/96(1)        10.00
   Class B .........................      12/31/00           13.82
                                          12/31/99           12.98
                                          12/31/98           13.83
                                          12/31/97           11.21
                                          12/31/96(1)        10.00
   Class C .........................      12/31/00           10.42
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.42
                                          12/31/99(1)        10.00
WRL GE International Equity Subaccount
   Class A .........................      12/31/00           14.60
                                          12/31/99           11.83
                                          12/31/98           10.62
                                          12/31/97(1)        10.00
   Class B .........................      12/31/00           14.54
                                          12/31/99           11.80
                                          12/31/98           10.60
                                          12/31/97(1)        10.00
   Class C .........................      12/31/00           11.12
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           11.12
                                          12/31/99(1)        10.00
WRL GE U.S. Equity Subaccount
   Class A .........................      12/31/00           17.80
                                          12/31/99           15.22
                                          12/31/98           12.54
                                          12/31/97(1)        10.00
   Class B .........................      12/31/00           17.72
                                          12/31/99           15.18
                                          12/31/98           12.53
                                          12/31/97(1)        10.00

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL C.A.S.E. Growth Subaccount (continued)
   Class C .........................    $   2.59         $  (4.79)       $  (2.20)       $   7.85
                                            0.54            (0.49)           0.05           10.05
   Class D .........................        2.31            (4.50)          (2.19)           7.86
                                            0.54            (0.49)           0.05           10.05
WRL NWQ Value Equity Subaccount
   Class A .........................        0.16             1.75            1.91           15.81
                                            0.13             0.73            0.86           13.90
                                            0.89            (1.71)          (0.82)          13.04
                                            0.07             2.57            2.64           13.86
                                            0.02             1.20            1.22           11.22
   Class B .........................        0.14             1.74            1.88           15.70
                                            0.10             0.74            0.84           13.82
                                            0.91            (1.76)          (0.85)          12.98
                                            0.08             2.54            2.62           13.83
                                            0.02             1.19            1.21           11.21
   Class C .........................        0.20             1.21            1.41           11.83
                                            0.20             0.22            0.42           10.42
   Class D .........................        0.29             1.12            1.41           11.83
                                            0.20             0.22            0.42           10.42
WRL GE International Equity Subaccount
   Class A .........................        1.81            (4.15)          (2.34)          12.26
                                            0.49             2.28            2.77           14.60
                                           (0.14)            1.35            1.21           11.83
                                           (0.05)            0.67            0.62           10.62
   Class B .........................        1.93            (4.29)          (2.36)          12.18
                                            0.43             2.31            2.74           14.54
                                           (0.15)            1.35            1.20           11.80
                                           (0.06)            0.66            0.60           10.60
   Class C .........................        3.74            (5.54)          (1.80)           9.32
                                            0.53             0.59            1.12           11.12
   Class D .........................        3.31            (5.11)          (1.80)           9.32
                                            0.53             0.59            1.12           11.12
WRL GE U.S. Equity Subaccount
   Class A .........................        0.60            (0.96)          (0.36)          17.44
                                            1.21             1.37            2.58           17.80
                                            0.54             2.14            2.68           15.22
                                            0.75             1.79            2.54           12.54
   Class B .........................        0.56            (0.94)          (0.38)          17.34
                                            1.21             1.33            2.54           17.72
                                            0.62             2.03            2.65           15.18
                                            0.95             1.58            2.53           12.53

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                              Net Assets         Ratio of Net
                                                               at End of       Investment Income
                              Year             Total             Year          (Loss) to Average
                             Ended             Return       (in Thousands)        Net Assets
                       -----------------   -------------   ----------------   ------------------
WRL C.A.S.E. Growth Subaccount (continued)
   Class C .........        12/31/00           (21.89)%        $     139             27.90 %
                            12/31/99(1)          0.53 %               25             61.53 %
   Class D .........        12/31/00           (21.84)%               57             25.07 %
                            12/31/99(1)          0.53 %               25             61.53 %
WRL NWQ Value Equity Subaccount
   Class A .........        12/31/00            13.76 %           33,469              1.13 %
                            12/31/99             6.61 %           32,947              0.92 %
                            12/31/98            (5.96)%           38,640              6.44 %
                            12/31/97            23.49 %           49,376              0.55 %
                            12/31/96(1)         12.25 %           16,679              0.30 %
   Class B .........        12/31/00            13.59 %           79,490              1.00 %
                            12/31/99             6.45 %           77,102              0.75 %
                            12/31/98            (6.10)%           92,217              6.63 %
                            12/31/97            23.30 %           97,272              0.63 %
                            12/31/96(1)         12.13 %           23,759              0.33 %
   Class C .........        12/31/00            13.49 %              147              1.88 %
                            12/31/99(1)          4.21 %               26             22.95 %
   Class D .........        12/31/00            13.57 %               84              2.65 %
                            12/31/99(1)          4.21 %               26             22.95 %
WRL GE International Equity Subaccount
   Class A .........        12/31/00           (16.05)%            5,910             13.29 %
                            12/31/99            23.40 %            5,881              4.08 %
                            12/31/98            11.45 %            6,783             (1.16)%
                            12/31/97(1)          6.17 %            6,377             (0.52)%
   Class B .........        12/31/00           (16.18)%           21,548             14.28 %
                            12/31/99            23.22 %           20,464              3.54 %
                            12/31/98            11.28 %           19,376             (1.31)%
                            12/31/97(1)          6.01 %           11,141             (0.58)%
   Class C .........        12/31/00           (16.25)%              273             38.14 %
                            12/31/99(1)         11.24 %               28             57.96 %
   Class D .........        12/31/00           (16.19)%              158             33.98 %
                            12/31/99(1)         11.24 %               28             57.96 %
WRL GE U.S. Equity Subaccount
   Class A .........        12/31/00            (2.02)%           40,557              3.42 %
                            12/31/99            16.94 %           32,459              7.35 %
                            12/31/98            21.35 %           23,419              3.90 %
                            12/31/97(1)         25.44 %           12,377              6.37 %
   Class B .........        12/31/00            (2.17)%          132,905              3.22 %
                            12/31/99            16.76 %          120,166              7.40 %
                            12/31/98            21.16 %           73,456              4.55 %
                            12/31/97(1)         25.26 %           26,822              7.99 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL GE U.S. Equity Subaccount (continued)
   Class C .........................      12/31/00         $ 10.42
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.42
                                          12/31/99(1)        10.00
WRL Third Avenue Value Subaccount
   Class A .........................      12/31/00           10.51
                                          12/31/99            9.20
                                          12/31/98(1)        10.00
   Class B .........................      12/31/00           10.48
                                          12/31/99            9.19
                                          12/31/98(1)        10.00
   Class C .........................      12/31/00           10.66
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.66
                                          12/31/99(1)        10.00
WRL J.P. Morgan Real Estate Securities Subaccount
   Class A .........................      12/31/00            8.02
                                          12/31/99            8.44
                                          12/31/98(1)        10.00
   Class B .........................      12/31/00            8.00
                                          12/31/99            8.43
                                          12/31/98(1)        10.00
   Class C .........................      12/31/00           10.40
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.40
                                          12/31/99(1)        10.00
WRL Goldman Sachs Growth Subaccount
   Class A .........................      12/31/00           11.65
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00           11.64
                                          12/31/99(1)        10.00
   Class C .........................      12/31/00           10.73
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.73
                                          12/31/99(1)        10.00

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL GE U.S. Equity Subaccount (continued)
   Class C .........................    $   0.76         $  (0.99)       $  (0.23)       $ 10.19
                                            0.62            (0.20)           0.42          10.42
   Class D .........................        0.86            (1.08)          (0.22)         10.20
                                            0.62            (0.20)           0.42          10.42
WRL Third Avenue Value Subaccount
   Class A .........................        0.49             3.07            3.56          14.07
                                            0.15             1.16            1.31          10.51
                                           (0.08)           (0.72)          (0.80)          9.20
   Class B .........................        0.52             3.00            3.52          14.00
                                            0.14             1.15            1.29          10.48
                                           (0.09)           (0.72)          (0.81)          9.19
   Class C .........................        0.83             2.74            3.57          14.23
                                            0.11             0.55            0.66          10.66
   Class D .........................        0.42             3.16            3.58          14.24
                                            0.11             0.55            0.66          10.66
WRL J.P. Morgan Real Estate Securities Subaccount
   Class A .........................        0.03             2.21            2.24          10.26
                                            0.03            (0.45)          (0.42)          8.02
                                           (0.07)           (1.49)          (1.56)          8.44
   Class B .........................        0.09             2.13            2.22          10.22
                                            0.08            (0.51)          (0.43)          8.00
                                           (0.08)           (1.49)          (1.57)          8.43
   Class C .........................       (0.06)            2.94            2.88          13.28
                                            0.00             0.40            0.40          10.40
   Class D .........................       (0.12)            3.01            2.89          13.29
                                            0.00             0.40            0.40          10.40
WRL Goldman Sachs Growth Subaccount
   Class A .........................        0.02            (1.09)          (1.07)         10.58
                                           (0.09)            1.74            1.65          11.65
   Class B .........................        0.02            (1.10)          (1.08)         10.56
                                           (0.10)            1.74            1.64          11.64
   Class C .........................        0.05            (1.06)          (1.01)          9.72
                                            0.00             0.73            0.73          10.73
   Class D .........................        0.00            (1.00)          (1.00)          9.73
                                            0.00             0.73            0.73          10.73

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                             Net Assets         Ratio of Net
                                                              at End of       Investment Income
                              Year             Total            Year          (Loss) to Average
                             Ended            Return       (in Thousands)        Net Assets
                       -----------------   ------------   ----------------   ------------------
WRL G.E. U.S. Equity Subaccount (continued)
   Class C .........        12/31/00           (2.26)%         $   879               7.40 %
                            12/31/99(1)         4.24 %              26              69.78 %
   Class D .........        12/31/00           (2.19)%             352               8.43 %
                            12/31/99(1)         4.24 %              26              69.78 %
WRL Third Avenue Value Subaccount
   Class A .........        12/31/00           33.78 %          17,062               3.80 %
                            12/31/99           14.28 %           5,309               1.58 %
                            12/31/98(1)        (7.99)%           5,921              (0.89)%
   Class B .........        12/31/00           33.58 %          57,844               4.00 %
                            12/31/99           14.11 %          10,148               1.54 %
                            12/31/98(1)        (8.13)%           9,419              (1.03)%
   Class C .........        12/31/00           33.46 %             554               6.15 %
                            12/31/99(1)         6.60 %              27              12.46 %
   Class D .........        12/31/00           33.56 %              74               3.15 %
                            12/31/99(1)         6.60 %              27              12.46 %
WRL J.P. Morgan Real Estate Securities Subaccount
   Class A .........        12/31/00           28.01 %           1,649               0.33 %
                            12/31/99           (4.97)%             407               0.42 %
                            12/31/98(1)       (15.65)%             571              (1.26)%
   Class B .........        12/31/00           27.82 %          10,796               0.94 %
                            12/31/99           (5.11)%           1,626               1.01 %
                            12/31/98(1)       (15.73)%           1,324              (1.41)%
   Class C .........        12/31/00           27.70 %             128              (0.54)%
                            12/31/99(1)         3.98 %              26               0.00 %
   Class D .........        12/31/00           27.79 %             131              (0.97)%
                            12/31/99(1)         3.98 %              26               0.00 %
WRL Goldman Sachs Growth Subaccount
   Class A .........        12/31/00           (9.16)%           2,254               0.18 %
                            12/31/99(1)        16.52 %           1,317              (1.25)%
   Class B .........        12/31/00           (9.30)%          12,122               0.16 %
                            12/31/99(1)        16.40 %           5,865              (1.40)%
   Class C .........        12/31/00           (9.38)%             278               0.52 %
                            12/31/99(1)         7.31 %              27               0.00 %
   Class D .........        12/31/00           (9.32)%              98               0.03 %
                            12/31/99(1)         7.31 %              27               0.00 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL Goldman Sachs Small Cap Subaccount
   Class A .........................      12/31/00         $ 11.64
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00           11.63
                                          12/31/99(1)        10.00
   Class C .........................      12/31/00           10.89
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.89
                                          12/31/99(1)        10.00
WRL T. Rowe Price Dividend Growth Subaccount
   Class A .........................      12/31/00            9.18
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00            9.17
                                          12/31/99(1)        10.00
   Class C .........................      12/31/00            9.87
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00            9.87
                                          12/31/99(1)        10.00
WRL T. Rowe Price Small Cap Subaccount
   Class A .........................      12/31/00           13.73
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00           13.72
                                          12/31/99(1)        10.00
   Class C .........................      12/31/00           11.40
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           11.40
                                          12/31/99(1)        10.00
WRL Salomon All Cap Subaccount
   Class A .........................      12/31/00           11.46
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00           11.45
                                          12/31/99(1)        10.00
   Class C .........................      12/31/00           10.46
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.46
                                          12/31/99(1)        10.00
WRL Pilgrim Baxter Mid Cap Growth Subaccount
   Class A .........................      12/31/00           17.65
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00           17.63
                                          12/31/99(1)        10.00

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL Goldman Sachs Small Cap Subaccount
   Class A .........................    $    0.19        $  (0.36)       $  (0.17)       $ 11.47
                                             0.23            1.41            1.64          11.64
   Class B .........................         0.17           (0.36)          (0.19)         11.44
                                             0.44            1.19            1.63          11.63
   Class C .........................         0.05           (0.24)          (0.19)         10.70
                                             0.49            0.40            0.89          10.89
   Class D .........................         0.02           (0.20)          (0.18)         10.71
                                             0.49            0.40            0.89          10.89
WRL T. Rowe Price Dividend Growth Subaccount
   Class A .........................        (0.08)           0.86            0.78           9.96
                                            (0.08)          (0.74)          (0.82)          9.18
   Class B .........................        (0.09)           0.86            0.77           9.94
                                            (0.09)          (0.74)          (0.83)          9.17
   Class C .........................        (0.12)           0.94            0.82          10.69
                                             0.00           (0.13)          (0.13)          9.87
   Class D .........................        (0.09)           0.91            0.82          10.69
                                             0.00           (0.13)          (0.13)          9.87
WRL T. Rowe Price Small Cap Subaccount
   Class A .........................        (0.01)          (1.30)          (1.31)         12.42
                                             0.47            3.26            3.73          13.73
   Class B .........................        (0.03)          (1.31)          (1.34)         12.38
                                             0.36            3.36            3.72          13.72
   Class C .........................        (0.05)          (1.07)          (1.12)         10.28
                                             0.35            1.05            1.40          11.40
   Class D .........................        (0.04)          (1.07)          (1.11)         10.29
                                             0.35            1.05            1.40          11.40
WRL Salomon All Cap Subaccount
   Class A .........................         0.18            1.75            1.93          13.39
                                             0.37            1.09            1.46          11.46
   Class B .........................         0.17            1.74            1.91          13.36
                                             0.40            1.05            1.45          11.45
   Class C .........................         0.17            1.56            1.73          12.19
                                             0.34            0.12            0.46          10.46
   Class D .........................         0.14            1.60            1.74          12.20
                                             0.34            0.12            0.46          10.46
WRL Pilgrim Baxter Mid Cap Growth Subaccount
   Class A .........................        (0.02)          (2.71)          (2.73)         14.92
                                            (0.02)           7.67            7.65          17.65
   Class B .........................        (0.05)          (2.69)          (2.74)         14.89
                                            (0.02)           7.65            7.63          17.63

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                              Net Assets         Ratio of Net
                                                               at End of       Investment Income
                              Year             Total             Year          (Loss) to Average
                             Ended             Return       (in Thousands)        Net Assets
                       -----------------   -------------   ----------------   ------------------
WRL Goldman Sachs Small Cap Subaccount
   Class A .........        12/31/00           (1.50)%         $    697          1.62 %
                            12/31/99(1)        16.42 %              429          3.36 %
   Class B .........        12/31/00           (1.65)%            4,708          1.45 %
                            12/31/99(1)        16.31 %            1,935          6.35 %
   Class C .........        12/31/00           (1.74)%               96          0.44 %
                            12/31/99(1)         8.91 %               27         54.08 %
   Class D .........        12/31/00           (1.67)%               75          0.19 %
                            12/31/99(1)         8.91 %               27         54.08 %
WRL T. Rowe Price Dividend Growth Subaccount
   Class A .........        12/31/00            8.50 %            3,778         (0.82)%
                            12/31/99(1)        (8.17)%            1,812         (1.25)%
   Class B .........        12/31/00            8.34 %           11,159         (0.93)%
                            12/31/99(1)        (8.27)%            6,346         (1.40)%
   Class C .........        12/31/00            8.24 %              260         (1.19)%
                            12/31/99(1)        (1.28)%               25          0.00 %
   Class D .........        12/31/00            8.32 %               40         (0.92)%
                            12/31/99(1)        (1.28)%               25          0.00 %
WRL T. Rowe Price Small Cap Subaccount
   Class A .........        12/31/00           (9.59)%            6,379         (0.07)%
                            12/31/99(1)        37.33 %            3,909          6.22 %
   Class B .........        12/31/00           (9.73)%           14,407         (0.23)%
                            12/31/99(1)        37.19 %            4,930          4.79 %
   Class C .........        12/31/00           (9.81)%              415         (0.48)%
                            12/31/99(1)        13.98 %               28         38.09 %
   Class D .........        12/31/00           (9.75)%               26         (0.37)%
                            12/31/99(1)        13.98 %               28         38.09 %
WRL Salomon All Cap Subaccount
   Class A .........        12/31/00           16.83 %           11,475          1.40 %
                            12/31/99(1)        14.60 %            1,374          5.20 %
   Class B .........        12/31/00           16.65 %           54,870          1.30 %
                            12/31/99(1)        14.49 %            4,867          5.63 %
   Class C .........        12/31/00           16.55 %            1,127          1.43 %
                            12/31/99(1)         4.59 %               26         38.27 %
   Class D .........        12/31/00           16.63 %              354          1.20 %
                            12/31/99(1)         4.59 %               26         38.27 %
WRL Pilgrim Baxter Mid Cap Growth Subaccount
   Class A .........        12/31/00          (15.46)%           22,718         (0.12)%
                            12/31/99(1)        76.51 %            6,660         (0.22)%
   Class B .........        12/31/00          (15.58)%          136,151         (0.26)%
                            12/31/99(1)        76.33 %           25,604         (0.26)%

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL Pilgrim Baxter Mid Cap Growth Subaccount (continued)
   Class C .........................      12/31/00         $ 12.09
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           12.09
                                          12/31/99(1)        10.00
WRL Dreyfus Mid Cap Subaccount
   Class A .........................      12/31/00           10.63
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00           10.62
                                          12/31/99(1)        10.00
   Class C .........................      12/31/00           10.51
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.51
                                          12/31/99(1)        10.00
WRL Value Line Aggressive Growth Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
WRL Great Companies - AmericaSM Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
WRL Great Companies - TechnologySM Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
WRL Great Companies - Global2 Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
WRL Gabelli Global Growth Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL Pilgrim Baxter Mid Cap Growth Subaccount (continued)
   Class C .........................    $  (0.05)        $  (1.84)       $  (1.89)       $ 10.20
                                            0.03             2.06            2.09          12.09
   Class D .........................       (0.05)           (1.83)          (1.88)         10.21
                                            0.03             2.06            2.09          12.09
WRL Dreyfus Mid Cap Subaccount
   Class A .........................        0.15             1.07            1.22          11.85
                                           (0.08)            0.71            0.63          10.63
   Class B .........................        0.21             0.99            1.20          11.82
                                           (0.09)            0.71            0.62          10.62
   Class C .........................        0.26             0.92            1.18          11.69
                                            0.00             0.51            0.51          10.51
   Class D .........................        0.04             1.15            1.19          11.70
                                            0.00             0.51            0.51          10.51
WRL Value Line Aggressive Growth Subaccount
   Class A .........................       (0.08)           (0.97)          (1.05)          8.95
   Class B .........................       (0.09)           (0.96)          (1.05)          8.95
   Class C .........................       (0.11)           (0.96)          (1.07)          8.93
   Class D .........................       (0.12)           (0.96)          (1.08)          8.92
WRL Great Companies - AmericaSM Subaccount
   Class A .........................       (0.09)            1.37            1.28          11.28
   Class B .........................       (0.10)            1.37            1.27          11.27
   Class C .........................       (0.12)            1.37            1.25          11.25
   Class D .........................       (0.13)            1.37            1.24          11.24
WRL Great Companies - TechnologySM Subaccount
   Class A .........................       (0.07)           (3.25)          (3.32)          6.68
   Class B .........................       (0.08)           (3.24)          (3.32)          6.68
   Class C .........................       (0.09)           (3.24)          (3.33)          6.67
   Class D .........................       (0.10)           (3.24)          (3.34)          6.66
WRL Great Companies - Global2 Subaccount
   Class A .........................       (0.04)           (1.46)          (1.50)          8.50
   Class B .........................       (0.04)           (1.46)          (1.50)          8.50
   Class C .........................       (0.05)           (1.46)          (1.51)          8.49
   Class D .........................       (0.05)           (1.46)          (1.51)          8.49
WRL Gabelli Global Growth Subaccount
   Class A .........................       (0.04)           (0.90)          (0.94)          9.06
   Class B .........................       (0.04)           (0.90)          (0.94)          9.06
   Class C .........................       (0.05)           (0.90)          (0.95)          9.05
   Class D .........................       (0.06)           (0.90)          (0.96)          9.04

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                              Net Assets         Ratio of Net
                                                               at End of       Investment Income
                              Year             Total             Year          (Loss) to Average
                             Ended             Return       (in Thousands)        Net Assets
                       -----------------   -------------   ----------------   ------------------
WRL Pilgrim Baxter Mid Cap Growth Subaccount (continued)
   Class C .........        12/31/00       (15.66)%             $ 1,787       (0.36)%
                            12/31/99(1)     20.92 %                  30        3.47 %
   Class D .........        12/31/00       (15.60)%                 355       (0.35)%
                            12/31/99(1)     20.92 %                  30        3.47 %
WRL Dreyfus Mid Cap Subaccount
   Class A .........        12/31/00        11.52 %               1,839        1.25 %
                            12/31/99(1)      6.30 %                 800       (1.25)%
   Class B .........        12/31/00        11.35 %              10,671        1.78 %
                            12/31/99(1)      6.20 %               2,227       (1.40)%
   Class C .........        12/31/00        11.25 %                 293        2.27 %
                            12/31/99(1)      5.10 %                  26        0.00 %
   Class D .........        12/31/00        11.33 %                  35        0.38 %
                            12/31/99(1)      5.10 %                  26        0.00 %
WRL Value Line Aggressive Growth Subaccount
   Class A .........        12/31/00(1)    (10.46)%                 730       (1.25)%
   Class B .........        12/31/00(1)    (10.55)%               3,755       (1.40)%
   Class C .........        12/31/00(1)    (10.70)%                 114       (1.65)%
   Class D .........        12/31/00(1)    (10.79)%                  27       (1.80)%
WRL Great Companies - AmericaSM Subaccount
   Class A .........        12/31/00(1)     12.85 %               8,647       (1.25)%
   Class B .........        12/31/00(1)     12.73 %              62,872       (1.40)%
   Class C .........        12/31/00(1)     12.54 %               3,035       (1.65)%
   Class D .........        12/31/00(1)     12.43 %                 415       (1.80)%
WRL Great Companies - TechnologySM Subaccount
   Class A .........        12/31/00(1)    (33.17)%               2,489       (1.25)%
   Class B .........        12/31/00(1)    (33.23)%              18,603       (1.40)%
   Class C .........        12/31/00(1)    (33.35)%                 288       (1.65)%
   Class D .........        12/31/00(1)    (33.41)%                 132       (1.80)%
WRL Great Companies - Global2 Subaccount
   Class A .........        12/31/00(1)    (14.95)%               1,088       (1.25)%
   Class B .........        12/31/00(1)    (14.96)%               3,093       (1.40)%
   Class C .........        12/31/00(1)    (15.07)%                 165       (1.65)%
   Class D .........        12/31/00(1)    (15.11)%                  21       (1.80)%
WRL Gabelli Global Growth Subaccount
   Class A .........        12/31/00(1)     (9.38)%               1,403       (1.25)%
   Class B .........        12/31/00(1)     (9.45)%               8,995       (1.40)%
   Class C .........        12/31/00(1)     (9.50)%                 277       (1.65)%
   Class D .........        12/31/00(1)     (9.60)%                 183       (1.80)%

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL LKCM Capital Growth Subaccount
   Class A .........................      12/31/00(1)      $ 10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
Fidelity VIP III Growth Opportunities Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
Fidelity VIP II Contrafund(R) Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
Fidelity VIP Equity-Income Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00



                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL LKCM Capital Growth Subaccount
   Class A .........................    $  (0.01)       $    1.19        $    1.18       $ 11.18
   Class B .........................       (0.01)            1.19             1.18         11.18
   Class C .........................       (0.02)            1.19             1.17         11.17
   Class D .........................       (0.02)            1.19             1.17         11.17
Fidelity VIP III Growth Opportunities Subaccount
   Class A .........................       (0.08)           (1.38)           (1.46)         8.54
   Class B .........................       (0.09)           (1.37)           (1.46)         8.54
   Class C .........................       (0.10)           (1.38)           (1.48)         8.52
   Class D .........................       (0.11)           (1.38)           (1.49)         8.51
Fidelity VIP II Contrafund(R) Subaccount
   Class A .........................       (0.08)           (0.56)           (0.64)         9.36
   Class B .........................       (0.09)           (0.56)           (0.65)         9.35
   Class C .........................       (0.11)           (0.55)           (0.66)         9.34
   Class D .........................       (0.12)           (0.55)           (0.67)         9.33
Fidelity VIP Equity-Income Subaccount
   Class A .........................       (0.09)            1.05             0.96         10.96
   Class B .........................       (0.10)            1.05             0.95         10.95
   Class C .........................       (0.12)            1.06             0.94         10.94
   Class D .........................       (0.13)            1.05             0.92         10.92

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                           Net Assets         Ratio of Net
                                                            at End of       Investment Income
                              Year            Total           Year          (Loss) to Average
                             Ended           Return      (in Thousands)        Net Assets
                       -----------------   ----------   ----------------   ------------------
WRL LKCM Capital Growth Subaccount
   Class A .........        12/31/00(1)     11.79 %          $   158              (1.25)%
   Class B .........        12/31/00(1)     11.77 %              349              (1.40)%
   Class C .........        12/31/00(1)     11.75 %              148              (1.65)%
   Class D .........        12/31/00(1)     11.74 %              140              (1.80)%
Fidelity VIP III Growth Opportunities Subaccount
   Class A .........        12/31/00(1)    (14.56)%              743              (1.25)%
   Class B .........        12/31/00(1)    (14.65)%            2,845              (1.40)%
   Class C .........        12/31/00(1)    (14.79)%              128              (1.65)%
   Class D .........        12/31/00(1)    (14.88)%               40              (1.80)%
Fidelity VIP II Contrafund(R) Subaccount
   Class A .........        12/31/00(1)     (6.38)%            1,015              (1.25)%
   Class B .........        12/31/00(1)     (6.48)%            5,383              (1.40)%
   Class C .........        12/31/00(1)     (6.63)%              409              (1.65)%
   Class D .........        12/31/00(1)     (6.73)%               80              (1.80)%
Fidelity VIP Equity-Income Subaccount
   Class A .........        12/31/00(1)      9.65 %              922              (1.25)%
   Class B .........        12/31/00(1)      9.54 %            2,750              (1.40)%
   Class C .........        12/31/00(1)      9.35 %              119              (1.65)%
   Class D .........        12/31/00(1)      9.24 %               39              (1.80)%

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Notes to the Financial Statements
At December 31, 2000

NOTE 1 -- ORGANIZATION AND SUMMARY OF
          SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL" or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Annuity Account encompasses the following tax-deferred variable annuity Contracts (the "Contracts") issued by WRL:

Class A:
    WRL Freedom Variable Annuity
       WRL Freedom Attainer
Class B:
       WRL Freedom Bellwether
       WRL Freedom Conqueror
       WRL Freedom Creator
       WRL Freedom Premier
Class C:
    WRL Freedom Premier
       WRL Freedom Access
Class D:
    WRL Freedom Access

The Annuity Account contains thirty-two investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the "Portfolio") of a Fund. The Annuity Account contains four Funds (collectively referred to as the "Funds"). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.


Subaccount Investment by Fund:

WRL Series Fund, Inc.
       WRL J.P. Morgan Money Market
       WRL AEGON Bond
       WRL Janus Growth
       WRL Janus Global
       WRL LKCM Strategic Total Return
       WRL VKAM Emerging Growth
       WRL Alger Aggressive Growth
       WRL AEGON Balanced
       WRL Federated Growth & Income
       WRL Dean Asset Allocation

WRL Series Fund, Inc. (continued)

       WRL C.A.S.E. Growth
       WRL NWQ Value Equity
       WRL GE International Equity
        (formerly WRL GE/Scottish Equitable
        International Equity)
       WRL U.S. Equity
       WRL Third Avenue Value
       WRL J.P. Morgan Real Estate Securities
       WRL Goldman Sachs Growth
       WRL Goldman Sachs Small Cap
       WRL T. Rowe Price Dividend Growth
       WRL T. Rowe Price Small Cap
       WRL Salomon All Cap
       WRL Pilgrim Baxter Mid Cap Growth
       WRL Dreyfus Mid Cap
       WRL Value Line Aggressive Growth
       WRL Great Companies - AmericaSM
       WRL Great Companies - TechnologySM
       WRL Great Companies - Global2
       WRL Gabelli Global Growth
       WRL LKCM Capital Growth

Variable Insurance Products Fund III (VIP III)
       Fidelity VIP III Growth Opportunities Portfolio -
       Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")


Variable Insurance Products Fund II (VIP II)
       Fidelity VIP II Contrafund(R) Portfolio - Service Class 2
       (Referred to as "Fidelity VIP II Contrafund(R)")

Variable Insurance Products Fund (VIP)
       Fidelity VIP Equity-Income Portfolio - Service Class 2
       (Referred to as "Fidelity VIP Equity-Income")


The WRL Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. WRL Management is a wholly-owned subsidiary of WRL.


Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 1 -- (continued)

directly by WRL Management. The other three Funds have each entered into a participation agreement for their respective Portfolio among the Fund, its adviser, and WRL.

Each period reported on within the Financial Statements reflects a full twelve-month period, except as follows:

Class A and Class B

Subaccount                                  Inception Date
----------                                 ---------------
WRL C.A.S.E. Growth                            05/01/1996
WRL NWQ Value Equity                           05/01/1996
WRL GE International Equity                    01/02/1997
   (formerly WRL GE/Scottish Equitable
   International Equity)
WRL GE U.S. Equity                             01/02/1997
WRL Third Avenue Value                         01/02/1998
WRL J.P. Morgan Real Estate Securities         05/01/1998
WRL Goldman Sachs Growth                       05/03/1999
WRL Goldman Sachs Small Cap                    05/03/1999
WRL T. Rowe Price Dividend Growth              05/03/1999
WRL T. Rowe Price Small Cap                    05/03/1999
WRL Salomon All Cap                            05/03/1999
WRL Pilgrim Baxter Mid Cap Growth              05/03/1999
WRL Dreyfus Mid Cap                            05/03/1999
WRL Value Line Aggressive Growth               05/01/2000
WRL Great Companies - AmericaSM                05/01/2000
WRL Great Companies - TechnologySM             05/01/2000
WRL Great Companies - Global(2)                09/01/2000
WRL Gabelli Global Growth                      09/01/2000
WRL LKCM Capital Growth                        12/01/2000
Fidelity VIP III Growth Opportunities          05/01/2000
Fidelity VIP II Contrafund(R)                  05/01/2000
Fidelity VIP Equity-Income                     05/01/2000

The income information for the year 1996 has been restated to reflect the merger of C.A.S.E. Reserve Variable Annuity Contract into the WRL Freedom Attainer Variable Annuity Contract in WRL C.A.S.E. Growth subaccount as of December 19, 1997.

Class C and Class D

Subaccount                                  Inception Date
----------                                 ---------------
WRL J.P. Morgan Money Market                   05/03/1999
WRL AEGON Bond                                 05/03/1999
WRL Janus Growth                               05/03/1999
WRL Janus Global                               05/03/1999
WRL LKCM Strategic Total Return                05/03/1999
WRL VKAM Emerging Growth                       05/03/1999
WRL Alger Aggressive Growth                    05/03/1999
WRL AEGON Balanced                             05/03/1999
WRL Federated Growth & Income                  05/03/1999
WRL Dean Asset Allocation                      05/03/1999
WRL C.A.S.E. Growth                            05/03/1999
WRL NWQ Value Equity                           05/03/1999
WRL GE International Equity                    05/03/1999
WRL GE U.S. Equity                             05/03/1999
WRL Third Avenue Value                         05/03/1999
WRL J.P. Morgan Real Estate Securities         05/03/1999
WRL Goldman Sachs Growth                       05/03/1999
WRL Goldman Sachs Small Cap                    05/03/1999
WRL T. Rowe Price Dividend Growth              05/03/1999
WRL T. Rowe Price Small Cap                    05/03/1999
WRL Salomon All Cap                            05/03/1999
WRL Pilgrim Baxter Mid Cap Growth              05/03/1999
WRL Dreyfus Mid Cap                            05/03/1999
WRL Value Line Aggressive Growth               05/01/2000
WRL Great Companies - AmericaSM                05/01/2000
WRL Great Companies - TechnologySM             05/01/2000
WRL Great Companies - Global(2)                09/01/2000
WRL Gabelli Global Growth                      09/01/2000
WRL LKCM Capital Growth                        12/01/2000
Fidelity VIP III Growth Opportunities          05/01/2000
Fidelity VIP II Contrafund(R)                  05/01/2000
Fidelity VIP Equity-Income                     05/01/2000

Effective September 1, 2000, the WRL Janus Global subaccounts are not available for investment to new Contract owners. The subaccounts remain open to Contract owners who purchased the Contract before September 1, 2000.

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 1 -- (continued)

On May 1, 2000, September 1, 2000, and December 1, 2000, WRL made initial contributions totaling $ 1,125,000, $ 850,000, and $ 500,000, respectively, to the Annuity Account. The respective amount of the contributions and units received are as follows:

Class A

Subaccount                                 Contribution      Units
----------                                --------------   ---------
May 1, 2000:
WRL Value Line Aggressive Growth          $ 200,000        20,000
WRL Great Companies - AmericaSM             200,000        20,000
WRL Great Companies - TechnologySM          200,000        20,000
Fidelity VIP III Growth Opportunities        25,000         2,500
Fidelity VIP II Contrafund(R)                25,000         2,500
Fidelity VIP Equity-Income                   25,000         2,500
September 1, 2000:
WRL Great Companies - Global(2)             187,500        18,750
WRL Gabelli Global Growth                   187,500        18,750
December 1, 2000:
WRL LKCM Capital Growth                     125,000        12,500

Class B

Subaccount                                 Contribution      Units
----------                                --------------   ---------
May 1, 2000:
WRL Value Line Aggressive Growth          $  25,000         2,500
WRL Great Companies - AmericaSM              25,000         2,500
WRL Great Companies - TechnologySM           25,000         2,500
Fidelity VIP III Growth Opportunities        25,000         2,500
Fidelity VIP II Contrafund(R)                25,000         2,500
Fidelity VIP Equity-Income                   25,000         2,500
September 1, 2000:
WRL Great Companies - Global(2)             187,500        18,750
WRL Gabelli Global Growth                   187,500        18,750
December 1, 2000:
WRL LKCM Capital Growth                     125,000        12,500

Class C

Subaccount                                 Contribution      Units
----------                                --------------   ---------
May 1, 2000:
WRL Value Line Aggressive Growth          $  25,000         2,500
WRL Great Companies - AmericaSM              25,000         2,500
WRL Great Companies - TechnologySM           25,000         2,500
Fidelity VIP III Growth Opportunities        25,000         2,500
Fidelity VIP II Contrafund(R)                25,000         2,500
Fidelity VIP Equity-Income                   25,000         2,500
September 1, 2000:
WRL Great Companies - Global(2)              25,000         2,500
WRL Gabelli Global Growth                    25,000         2,500
December 1, 2000:
WRL LKCM Capital Growth                     125,000        12,500

Class D

Subaccount                                 Contribution      Units
----------                                --------------   --------
May 1, 2000:
WRL Value Line Aggressive Growth          $ 25,000          2,500
WRL Great Companies - AmericaSM             25,000          2,500
WRL Great Companies - TechnologySM          25,000          2,500
Fidelity VIP III Growth Opportunities       25,000          2,500
Fidelity VIP II Contrafund(R)               25,000          2,500
Fidelity VIP Equity-Income                  25,000          2,500
September 1, 2000:
WRL Great Companies - Global(2)             25,000          2,500
WRL Gabelli Global Growth                   25,000          2,500
December 1, 2000:
WRL LKCM Capital Growth                    125,000         12,500

The Annuity Account holds assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 1 -- (continued)

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Annuity Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


A. Valuation of Investments and Securities Transactions

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.


B. Federal Income Taxes

The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2 -- CHARGES AND DEDUCTIONS


Charges are assessed by WRL in connection with the issuance and administration of the Contracts.


A. Contract Charges

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.


On each anniversary through maturity date, and at surrender, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts.

B. Subaccount Charges

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual Contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as assessed by each Annuity Account class:


  Class A   1.25 %
  Class B   1.40 %
  Class C   1.65 %
  Class D   1.80 %

NOTE 3 -- DIVIDEND DISTRIBUTIONS


Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Annuity Account.


NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2000 are as follows (in thousands):

                                     Purchases      Proceeds
                                        of         from Sales
Subaccount                          Securities    of Securities
--------------------------------- -------------- --------------
WRL J.P. Morgan Money Market       $ 1,189,949    $ 1,300,545
WRL AEGON Bond                          24,437         40,382
WRL Janus Growth                       570,305        262,143
WRL Janus Global                       785,806        409,194
WRL LKCM Strategic Total Return        103,513        105,813
WRL VKAM Emerging Growth             1,066,987        584,781
WRL Alger Aggressive Growth            302,010         76,617
WRL AEGON Balanced                      13,601         16,626
WRL Federated Growth & Income           50,055         27,875
WRL Dean Asset Allocation               19,070         80,799
WRL C.A.S.E. Growth                     35,891         29,585
WRL NWQ Value Equity                    49,784         58,625
WRL GE International Equity             19,977          9,578

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 4 -- (continued)

                                    Purchases     Proceeds
                                       of        from Sales
Subaccount                         Securities   of Securities
----------                        ------------ --------------
WRL GE U.S. Equity                  $ 63,536      $ 32,636
WRL Third Avenue Value                72,035        20,439
WRL J.P. Morgan Real Estate
  Securities                          19,253         9,875
WRL Goldman Sachs Growth              13,710         4,854
WRL Goldman Sachs Small Cap            5,759         2,285
WRL T. Rowe Price Dividend
  Growth                              10,793         5,094
WRL T. Rowe Price Small Cap           23,371         7,233
WRL Salomon All Cap                   69,451        10,254
WRL Pilgrim Baxter
  Mid Cap Growth                     229,817        36,586
WRL Dreyfus Mid Cap                   14,666         5,023
WRL Value Line
  Aggressive Growth                    5,725           300
WRL Great Companies - America(SM)     70,839         2,143
WRL Great Companies -
  Technology(SM)                      36,958         4,702
WRL Great Companies - Global(2)        4,626            77
WRL Gabelli Global Growth             13,644         1,931
WRL LKCM Capital Growth                  693             1
Fidelity VIP III
  Growth Opportunities                 4,648           502
Fidelity VIP II Contrafund(R)          7,240           122
Fidelity VIP Equity-Income             4,336           696

NOTE 5 -- FINANCIAL HIGHLIGHTS


Per unit information has been computed using average units outstanding throughout the year. Total return is not annualized for periods less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods less than one year.

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- EQUITY TRANSACTIONS
          (All amounts in thousands)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL J.P. Morgan Money Market Subaccount
   Class A ................................      12/31/00              6,518
                                                 12/31/99              3,396
   Class B ................................      12/31/00             21,724
                                                 12/31/99              7,839
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL AEGON Bond Subaccount
   Class A ................................      12/31/00              1,843
                                                 12/31/99              2,415
   Class B ................................      12/31/00              6,281
                                                 12/31/99              6,351
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL Janus Growth Subaccount
   Class A ................................      12/31/00             11,831
                                                 12/31/99             13,063
   Class B ................................      12/31/00             32,275
                                                 12/31/99             27,435
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL Janus Global Subaccount
   Class A ................................      12/31/00              8,767
                                                 12/31/99              9,640
   Class B ................................      12/31/00             18,875
                                                 12/31/99             17,105
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0

Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL J.P. Morgan Money Market Subaccount
   Class A ................................      14,941         (17,596)            3,863
                                                 15,925         (12,803)            6,518
   Class B ................................     132,002        (138,065)           15,661
                                                109,714         (95,829)           21,724
   Class C ................................         632            (405)              230
                                                      3               0                 3
   Class D ................................         118             (68)               53
                                                      3               0                 3
WRL AEGON Bond Subaccount
   Class A ................................         548            (834)            1,557
                                                    739          (1,311)            1,843
   Class B ................................       2,340          (3,376)            5,245
                                                  4,449          (4,519)            6,281
   Class C ................................          26              (7)               22
                                                      3               0                 3
   Class D ................................           0               0                 3
                                                      3               0                 3
WRL Janus Growth Subaccount
   Class A ................................       1,124          (2,324)           10,631
                                                  2,081          (3,313)           11,831
   Class B ................................      13,847         (11,480)           34,642
                                                 18,424         (13,584)           32,275
   Class C ................................         893             (91)              805
                                                      3               0                 3
   Class D ................................         119             (11)              111
                                                      3               0                 3
WRL Janus Global Subaccount
   Class A ................................       1,363          (1,861)            8,269
                                                  1,729          (2,602)            8,767
   Class B ................................      14,417         (12,662)           20,630
                                                 11,751          (9,981)           18,875
   Class C ................................         440             (67)              376
                                                      3               0                 3
   Class D ................................          48              (8)               43
                                                      3               0                 3

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL LKCM Strategic Total Return Subaccount
   Class A ................................      12/31/00              7,040
                                                 12/31/99              7,983
   Class B ................................      12/31/00             16,137
                                                 12/31/99             16,462
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL VKAM Emerging Growth Subaccount
   Class A ................................      12/31/00              6,154
                                                 12/31/99              6,443
   Class B ................................      12/31/00             14,179
                                                 12/31/99             12,279
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL Alger Aggressive Growth Subaccount
   Class A ................................      12/31/00              3,898
                                                 12/31/99              4,069
   Class B ................................      12/31/00             13,252
                                                 12/31/99             10,807
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL AEGON Balanced Subaccount
   Class A ................................      12/31/00              1,453
                                                 12/31/99              1,336
   Class B ................................      12/31/00              4,467
                                                 12/31/99              4,024
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0

Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL LKCM Strategic Total Return Subaccount
   Class A ................................      1,171           (1,639)            6,572
                                                 1,196           (2,139)            7,040
   Class B ................................      6,441           (7,689)           14,889
                                                 6,053           (6,378)           16,137
   Class C ................................        216              (49)              170
                                                     3                0                 3
   Class D ................................         28              (10)               21
                                                     3                0                 3
WRL VKAM Emerging Growth Subaccount
   Class A ................................      2,342           (2,628)            5,868
                                                 2,008           (2,297)            6,154
   Class B ................................     14,702          (12,680)           16,201
                                                10,810           (8,910)           14,179
   Class C ................................        453              (56)              400
                                                     3                0                 3
   Class D ................................         82               (8)               77
                                                     3                0                 3
WRL Alger Aggressive Growth Subaccount
   Class A ................................      1,106           (1,167)            3,837
                                                 1,440           (1,611)            3,898
   Class B ................................      8,606           (5,569)           16,289
                                                 8,405           (5,960)           13,252
   Class C ................................        341              (70)              274
                                                     3                0                 3
   Class D ................................         56               (9)               50
                                                     3                0                 3
WRL AEGON Balanced Subaccount
   Class A ................................        249             (528)            1,174
                                                   688             (571)            1,453
   Class B ................................      1,774           (1,765)            4,476
                                                 2,279           (1,836)            4,467
   Class C ................................         34               (8)               29
                                                     3                0                 3
   Class D ................................          7               (2)                8
                                                     3                0                 3

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL Federated Growth & Income Subaccount
   Class A ................................      12/31/00                742
                                                 12/31/99              1,021
   Class B ................................      12/31/00              3,024
                                                 12/31/99              3,248
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL Dean Asset Allocation Subaccount
   Class A ................................      12/31/00              3,845
                                                 12/31/99              5,174
   Class B ................................      12/31/00             10,939
                                                 12/31/99             14,496
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL C.A.S.E. Growth Subaccount
   Class A ................................      12/31/00                684
                                                 12/31/99                887
   Class B ................................      12/31/00              3,137
                                                 12/31/99              3,043
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL NWQ Value Equity Subaccount
   Class A ................................      12/31/00              2,371
                                                 12/31/99              2,964
   Class B ................................      12/31/00              5,579
                                                 12/31/99              7,103
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0



Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL Federated Growth & Income Subaccount
   Class A ................................        887            (648)               981
                                                   225            (504)               742
   Class B ................................      2,990          (2,121)             3,893
                                                 1,704          (1,928)             3,024
   Class C ................................         28              (7)                24
                                                     3               0                  3
   Class D ................................          2              (1)                 4
                                                     3               0                  3
WRL Dean Asset Allocation Subaccount
   Class A ................................        441          (1,516)             2,770
                                                   850          (2,179)             3,845
   Class B ................................      1,670          (5,292)             7,317
                                                 3,195          (6,752)            10,939
   Class C ................................         26              (7)                22
                                                     3               0                  3
   Class D ................................          2              (1)                 4
                                                     3               0                  3
WRL C.A.S.E. Growth Subaccount
   Class A ................................        476            (537)               623
                                                   789            (992)               684
   Class B ................................      2,038          (2,124)             3,051
                                                 3,570          (3,476)             3,137
   Class C ................................         20              (5)                18
                                                     3               0                  3
   Class D ................................          7              (3)                 7
                                                     3               0                  3
WRL NWQ Value Equity Subaccount
   Class A ................................        921          (1,175)             2,117
                                                 1,392          (1,985)             2,371
   Class B ................................      4,189          (4,704)             5,064
                                                 5,308          (6,832)             5,579
   Class C ................................         12              (2)                13
                                                     3               0                  3
   Class D ................................          6              (2)                 7
                                                     3               0                  3

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL GE International Equity Subaccount
   Class A ................................      12/31/00               403
                                                 12/31/99               573
   Class B ................................      12/31/00             1,408
                                                 12/31/99             1,642
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0
WRL GE U.S. Equity Subaccount
   Class A ................................      12/31/00             1,823
                                                 12/31/99             1,538
   Class B ................................      12/31/00             6,781
                                                 12/31/99             4,840
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0
WRL Third Avenue Value Subaccount
   Class A ................................      12/31/00               505
                                                 12/31/99               644
   Class B ................................      12/31/00               968
                                                 12/31/99             1,025
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0
WRL J.P. Morgan Real Estate Securities Subaccount
   Class A ................................      12/31/00                51
                                                 12/31/99                68
   Class B ................................      12/31/00               203
                                                 12/31/99               157
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0

Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL GE International Equity Subaccount
   Class A ................................        317             (238)              482
                                                   281             (451)              403
   Class B ................................      1,304             (943)            1,769
                                                17,277          (17,511)            1,408
   Class C ................................         28               (2)               29
                                                     3                0                 3
   Class D ................................         18               (4)               17
                                                     3                0                 3
WRL GE U.S. Equity Subaccount
   Class A ................................      1,362             (860)            2,325
                                                 1,742           (1,457)            1,823
   Class B ................................      4,570           (3,685)            7,666
                                                 6,339           (4,398)            6,781
   Class C ................................        102              (19)               86
                                                     3                0                 3
   Class D ................................         34               (2)               35
                                                     3                0                 3
WRL Third Avenue Value Subaccount
   Class A ................................      1,271             (563)            1,213
                                                   344             (483)              505
   Class B ................................      5,794           (2,632)            4,130
                                                   746             (803)              968
   Class C ................................         40               (4)               39
                                                     3                0                 3
   Class D ................................          3               (1)                5
                                                     3                0                 3
WRL J.P. Morgan Real Estate Securities Subaccount
   Class A ................................        308             (198)              161
                                                    29              (46)               51
   Class B ................................      2,088           (1,235)            1,056
                                                   711             (665)              203
   Class C ................................         10               (3)               10
                                                     3                0                 3
   Class D ................................         12               (5)               10
                                                     3                0                 3

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL Goldman Sachs Growth Subaccount
   Class A ................................      12/31/00              114
                                                 12/31/99(1)             0
   Class B ................................      12/31/00              504
                                                 12/31/99(1)             0
   Class C ................................      12/31/00                3
                                                 12/31/99(1)             0
   Class D ................................      12/31/00                3
                                                 12/31/99(1)             0
WRL Goldman Sachs Small Cap Subaccount
   Class A ................................      12/31/00               37
                                                 12/31/99(1)             0
   Class B ................................      12/31/00              166
                                                 12/31/99(1)             0
   Class C ................................      12/31/00                3
                                                 12/31/99(1)             0
   Class D ................................      12/31/00                3
                                                 12/31/99(1)             0
WRL T. Rowe Price Dividend Growth Subaccount
   Class A ................................      12/31/00              198
                                                 12/31/99(1)             0
   Class B ................................      12/31/00              692
                                                 12/31/99(1)             0
   Class C ................................      12/31/00                3
                                                 12/31/99(1)             0
   Class D ................................      12/31/00                3
                                                 12/31/99(1)             0
WRL T. Rowe Price Small Cap Subaccount
   Class A ................................      12/31/00              285
                                                 12/31/99(1)             0
   Class B ................................      12/31/00              359
                                                 12/31/99(1)             0
   Class C ................................      12/31/00                3
                                                 12/31/99(1)             0
   Class D ................................      12/31/00                3
                                                 12/31/99(1)             0

Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL Goldman Sachs Growth Subaccount
   Class A ................................        289           (190)                213
                                                   162            (48)                114
   Class B ................................      1,131           (487)              1,148
                                                   679           (175)                504
   Class C ................................         33             (7)                 29
                                                     3              0                   3
   Class D ................................          8             (1)                 10
                                                     3              0                   3
WRL Goldman Sachs Small Cap Subaccount
   Class A ................................         71            (47)                 61
                                                   244           (207)                 37
   Class B ................................        495           (250)                411
                                                   437           (271)                166
   Class C ................................         10             (4)                  9
                                                     3              0                   3
   Class D ................................          7             (3)                  7
                                                     3              0                   3
WRL T. Rowe Price Dividend Growth Subaccount
   Class A ................................        383           (202)                379
                                                   224            (26)                198
   Class B ................................        993           (562)              1,123
                                                   925           (233)                692
   Class C ................................         26             (5)                 24
                                                     3              0                   3
   Class D ................................          3             (2)                  4
                                                     3              0                   3
WRL T. Rowe Price Small Cap Subaccount
   Class A ................................        577           (348)                514
                                                   609           (324)                285
   Class B ................................      1,470           (666)              1,163
                                                   929           (570)                359
   Class C ................................         42             (5)                 40
                                                     3              0                   3
   Class D ................................          0              0                   3
                                                     3              0                   3

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL Salomon All Cap Subaccount
   Class A ................................      12/31/00               120
                                                 12/31/99(1)              0
   Class B ................................      12/31/00               425
                                                 12/31/99(1)              0
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0
WRL Pilgrim Baxter Mid Cap Growth Subaccount
   Class A ................................      12/31/00               377
                                                 12/31/99(1)              0
   Class B ................................      12/31/00             1,452
                                                 12/31/99(1)              0
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0
WRL Dreyfus Mid Cap Subaccount
   Class A ................................      12/31/00                76
                                                 12/31/99(1)              0
   Class B ................................      12/31/00               210
                                                 12/31/99(1)              0
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0
WRL Value Line Aggressive Growth Subaccount
   Class A ................................      12/31/00(1)              0
   Class B ................................      12/31/00(1)              0
   Class C ................................      12/31/00(1)              0
   Class D ................................      12/31/00(1)              0

Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL Salomon All Cap Subaccount
   Class A ................................        877            (140)               857
                                                   351            (231)               120
   Class B ................................      5,532          (1,849)             4,108
                                                   863            (438)               425
   Class C ................................         98              (8)                93
                                                     3               0                  3
   Class D ................................         28              (2)                29
                                                     3               0                  3
WRL Pilgrim Baxter Mid Cap Growth Subaccount
   Class A ................................      1,904            (759)             1,522
                                                   467             (90)               377
   Class B ................................     13,706          (6,011)             9,147
                                                 2,223            (771)             1,452
   Class C ................................        202             (30)               175
                                                     3               0                  3
   Class D ................................         36              (4)                35
                                                     3               0                  3
WRL Dreyfus Mid Cap Subaccount
   Class A ................................        259            (180)               155
                                                    80              (4)                76
   Class B ................................      1,258            (566)               902
                                                   428            (218)               210
   Class C ................................         25              (3)                25
                                                     3               0                  3
   Class D ................................          1               0                  4
                                                     3               0                  3
WRL Value Line Aggressive Growth Subaccount
   Class A ................................         92             (11)                81
   Class B ................................        467             (47)               420
   Class C ................................         13               0                 13
   Class D ................................          4               0                  4

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL Great Companies - AmericaSM Subaccount
   Class A ................................      12/31/00(1)           0
   Class B ................................      12/31/00(1)           0
   Class C ................................      12/31/00(1)           0
   Class D ................................      12/31/00(1)           0
WRL Great Companies - TechnologySM Subaccount
   Class A ................................      12/31/00(1)           0
   Class B ................................      12/31/00(1)           0
   Class C ................................      12/31/00(1)           0
   Class D ................................      12/31/00(1)           0
WRL Great Companies - Global2 Subaccount
   Class A ................................      12/31/00(1)           0
   Class B ................................      12/31/00(1)           0
   Class C ................................      12/31/00(1)           0
   Class D ................................      12/31/00(1)           0
WRL Gabelli Global Growth Subaccount
   Class A ................................      12/31/00(1)           0
   Class B ................................      12/31/00(1)           0
   Class C ................................      12/31/00(1)           0
   Class D ................................      12/31/00(1)           0
WRL LKCM Capital Growth Subaccount
   Class A ................................      12/31/00(1)           0
   Class B ................................      12/31/00(1)           0
   Class C ................................      12/31/00(1)           0
   Class D ................................      12/31/00(1)           0


Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL Great Companies - AmericaSM Subaccount
   Class A ................................        859            (93)                766
   Class B ................................      6,297           (720)              5,577
   Class C ................................        274             (4)                270
   Class D ................................         41             (4)                 37
WRL Great Companies - TechnologySM Subaccount
   Class A ................................        695           (323)                372
   Class B ................................      3,616           (830)              2,786
   Class C ................................         43              0                  43
   Class D ................................         26             (6)                 20
WRL Great Companies - Global2 Subaccount
   Class A ................................        137             (9)                128
   Class B ................................        395            (31)                364
   Class C ................................         20              0                  20
   Class D ................................          3              0                   3
WRL Gabelli Global Growth Subaccount
   Class A ................................        175            (20)                155
   Class B ................................      1,400           (407)                993
   Class C ................................         31              0                  31
   Class D ................................         23             (3)                 20
WRL LKCM Capital Growth Subaccount
   Class A ................................         14              0                  14
   Class B ................................         32             (1)                 31
   Class C ................................         13              0                  13
   Class D ................................         13              0                  13

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
Fidelity VIP III Growth Opportunities Subaccount
   Class A ................................      12/31/00(1)            0
   Class B ................................      12/31/00(1)            0
   Class C ................................      12/31/00(1)            0
   Class D ................................      12/31/00(1)            0
Fidelity VIP II Contrafund(R) Subaccount
   Class A ................................      12/31/00(1)            0
   Class B ................................      12/31/00(1)            0
   Class C ................................      12/31/00(1)            0
   Class D ................................      12/31/00(1)            0
Fidelity VIP Equity-Income Subaccount
   Class A ................................      12/31/00(1)            0
   Class B ................................      12/31/00(1)            0
   Class C ................................      12/31/00(1)            0
   Class D ................................      12/31/00(1)            0

Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
Fidelity VIP III Growth Opportunities Subaccount
   Class A ................................       134             (47)                87
   Class B ................................       352             (19)               333
   Class C ................................        16              (1)                15
   Class D ................................         9              (4)                 5
Fidelity VIP II Contrafund(R) Subaccount
   Class A ................................       118             (10)               108
   Class B ................................       605             (29)               576
   Class C ................................        46              (2)                44
   Class D ................................        12              (3)                 9
Fidelity VIP Equity-Income Subaccount
   Class A ................................       113             (29)                84
   Class B ................................       349             (98)               251
   Class C ................................        11               0                 11
   Class D ................................         4               0                  4

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL J.P. Morgan Money Market Subaccount
   Class A ..................................      12/31/00        $  227,132    $   (266,654)          $  (39,522)
                                                   12/31/99           232,910        (187,224)              45,686
   Class B ..................................      12/31/00         1,671,323      (1,745,323)             (74,000)
                                                   12/31/99         1,338,148      (1,168,282)             169,866
   Class C ..................................      12/31/00             6,516          (4,187)               2,329
                                                   12/31/99(1)             25               0                   25
   Class D ..................................      12/31/00             1,222            (703)                 519
                                                   12/31/99(1)             25               0                   25
WRL AEGON Bond Subaccount
   Class A ..................................      12/31/00            11,456         (17,229)              (5,773)
                                                   12/31/99            15,202         (26,921)             (11,719)
   Class B ..................................      12/31/00            33,378         (47,697)             (14,319)
                                                   12/31/99            62,733         (63,678)                (945)
   Class C ..................................      12/31/00               274             (67)                 207
                                                   12/31/99(1)             25               0                   25
   Class D ..................................      12/31/00                 6              (1)                   5
                                                   12/31/99(1)             25               0                   25
WRL Janus Growth Subaccount
   Class A ..................................      12/31/00           108,730        (219,403)            (110,673)
                                                   12/31/99           152,871        (244,654)             (91,783)
   Class B ..................................      12/31/00           642,023        (522,640)             119,383
                                                   12/31/99           658,516        (486,621)             171,895
   Class C ..................................      12/31/00             9,127            (918)               8,209
                                                   12/31/99(1)             25               0                   25
   Class D ..................................      12/31/00             1,194            (107)               1,087
                                                   12/31/99(1)             25               0                   25
WRL Janus Global Subaccount
   Class A ..................................      12/31/00            72,333         (96,450)             (24,117)
                                                   12/31/99            61,533         (92,690)             (31,157)
   Class B ..................................      12/31/00           750,193        (653,532)              96,661
                                                   12/31/99           418,291        (356,658)              61,633
   Class C ..................................      12/31/00             5,033            (726)               4,307
                                                   12/31/99(1)             25               0                   25
   Class D ..................................      12/31/00               559             (86)                 473
                                                   12/31/99(1)             25               0                   25

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL LKCM Strategic Total Return Subaccount
   Class A ..................................      12/31/00        $   25,131     $  (35,116)           $  (9,985)
                                                   12/31/99            24,844        (44,414)             (19,570)
   Class B ..................................      12/31/00           136,860       (163,589)             (26,729)
                                                   12/31/99           124,950       (131,518)              (6,568)
   Class C ..................................      12/31/00             2,164           (488)               1,676
                                                   12/31/99(1)             25              0                   25
   Class D ..................................      12/31/00               280            (95)                 185
                                                   12/31/99(1)             25              0                   25
WRL VKAM Emerging Growth Subaccount
   Class A ..................................      12/31/00           165,137       (181,155)             (16,018)
                                                   12/31/99            79,034        (88,629)              (9,595)
   Class B ..................................      12/31/00         1,019,441       (871,653)             147,788
                                                   12/31/99           422,476       (349,138)              73,338
   Class C ..................................      12/31/00             5,925           (706)               5,219
                                                   12/31/99(1)             25              0                   25
   Class D ..................................      12/31/00             1,049           (104)                 945
                                                   12/31/99(1)             25              0                   25
WRL Alger Aggressive Growth Subaccount
   Class A ..................................      12/31/00            46,993        (46,241)                 752
                                                   12/31/99            44,279        (48,859)              (4,580)
   Class B ..................................      12/31/00           356,742       (221,195)             135,547
                                                   12/31/99           257,678       (182,530)              75,148
   Class C ..................................      12/31/00             3,520           (685)               2,835
                                                   12/31/99(1)             25              0                   25
   Class D ..................................      12/31/00               559            (89)                 470
                                                   12/31/99(1)             25              0                   25
WRL AEGON Balanced Subaccount
   Class A ..................................      12/31/00             3,787         (7,797)              (4,010)
                                                   12/31/99            10,368         (8,530)               1,838
   Class B ..................................      12/31/00            26,619        (26,300)                 319
                                                   12/31/99            33,951        (27,230)               6,721
   Class C ..................................      12/31/00               351            (79)                 272
                                                   12/31/99(1)             25              0                   25
   Class D ..................................      12/31/00                73            (16)                  57
                                                   12/31/99(1)             25              0                   25

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL Federated Growth & Income Subaccount
   Class A ..................................      12/31/00         $ 15,102      $  (10,685)           $   4,417
                                                   12/31/99            3,553          (7,926)              (4,373)
   Class B ..................................      12/31/00           50,424         (34,706)              15,718
                                                   12/31/99           26,708         (30,115)              (3,407)
   Class C ..................................      12/31/00              317             (74)                 243
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00               17              (9)                   8
                                                   12/31/99(1)            25               0                   25
WRL Dean Asset Allocation Subaccount
   Class A ..................................      12/31/00            6,909         (23,714)             (16,805)
                                                   12/31/99           13,824         (35,141)             (21,317)
   Class B ..................................      12/31/00           26,002         (82,337)             (56,335)
                                                   12/31/99           51,728        (107,838)             (56,110)
   Class C ..................................      12/31/00              268             (68)                 200
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00               17              (9)                   8
                                                   12/31/99(1)            25               0                   25
WRL C.A.S.E. Growth Subaccount
   Class A ..................................      12/31/00            9,351         (10,671)              (1,320)
                                                   12/31/99           15,227         (18,868)              (3,641)
   Class B ..................................      12/31/00           31,202         (33,044)              (1,842)
                                                   12/31/99           52,397         (50,557)               1,840
   Class C ..................................      12/31/00              191             (47)                 144
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00               65             (24)                  41
                                                   12/31/99(1)            25               0                   25
WRL NWQ Value Equity Subaccount
   Class A ..................................      12/31/00           13,219         (16,731)              (3,512)
                                                   12/31/99           19,668         (27,513)              (7,845)
   Class B ..................................      12/31/00           59,779         (66,093)              (6,314)
                                                   12/31/99           75,522         (94,761)             (19,239)
   Class C ..................................      12/31/00              131             (25)                 106
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00               71             (21)                  50
                                                   12/31/99(1)            25               0                   25

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL GE International Equity Subaccount
   Class A ..................................      12/31/00         $  4,368      $   (3,271)            $  1,097
                                                   12/31/99            3,420          (5,503)              (2,083)
   Class B ..................................      12/31/00           16,927         (12,309)               4,618
                                                   12/31/99          205,933        (210,008)              (4,075)
   Class C ..................................      12/31/00              275             (22)                 253
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00              177             (41)                 136
                                                   12/31/99(1)            25               0                   25
WRL GE U.S. Equity Subaccount
   Class A ..................................      12/31/00           23,761         (15,074)               8,687
                                                   12/31/99           28,757         (23,900)               4,857
   Class B ..................................      12/31/00           79,705         (64,348)              15,357
                                                   12/31/99          103,550         (71,471)              32,079
   Class C ..................................      12/31/00            1,061            (194)                 867
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00              350             (17)                 333
                                                   12/31/99(1)            25               0                   25
WRL Third Avenue Value Subaccount
   Class A ..................................      12/31/00           16,453          (7,140)               9,313
                                                   12/31/99            3,180          (4,457)              (1,277)
   Class B ..................................      12/31/00           74,301         (33,629)              40,672
                                                   12/31/99            6,830          (7,373)                (543)
   Class C ..................................      12/31/00              547             (58)                 489
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00               52             (18)                  34
                                                   12/31/99(1)            25               0                   25
WRL J.P. Morgan Real Estate Securities Subaccount
   Class A ..................................      12/31/00            2,882          (1,872)               1,010
                                                   12/31/99              250            (381)                (131)
   Class B ..................................      12/31/00           19,771         (11,583)               8,188
                                                   12/31/99            6,089          (5,638)                 451
   Class C ..................................      12/31/00              128             (39)                  89
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00              150             (61)                  89
                                                   12/31/99(1)            25               0                   25

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL Goldman Sachs Growth Subaccount
   Class A ..................................      12/31/00         $ 3,336        $  (2,173)             $ 1,163
                                                   12/31/99(1)        1,614             (489)               1,125
   Class B ..................................      12/31/00          12,802           (5,488)               7,314
                                                   12/31/99(1)        6,881           (1,788)               5,093
   Class C ..................................      12/31/00             355              (78)                 277
                                                   12/31/99(1)           25                0                   25
   Class D ..................................      12/31/00              85               (5)                  80
                                                   12/31/99(1)           25                0                   25
WRL Goldman Sachs Small Cap Subaccount
   Class A ..................................      12/31/00             829             (519)                 310
                                                   12/31/99(1)        2,469           (2,190)                 279
   Class B ..................................      12/31/00           5,889           (2,917)               2,972
                                                   12/31/99(1)        4,542           (2,854)               1,688
   Class C ..................................      12/31/00             109              (35)                  74
                                                   12/31/99(1)           25                0                   25
   Class D ..................................      12/31/00              80              (28)                  52
                                                   12/31/99(1)           25                0                   25
WRL T. Rowe Price Dividend Growth Subaccount
   Class A ..................................      12/31/00           3,499           (1,843)               1,656
                                                   12/31/99(1)        2,140             (239)               1,901
   Class B ..................................      12/31/00           9,190           (5,196)               3,994
                                                   12/31/99(1)        8,844           (2,175)               6,669
   Class C ..................................      12/31/00             267              (46)                 221
                                                   12/31/99(1)           25                0                   25
   Class D ..................................      12/31/00              27              (15)                  12
                                                   12/31/99(1)           25                0                   25
WRL T. Rowe Price Small Cap Subaccount
   Class A ..................................      12/31/00           8,046           (4,587)               3,459
                                                   12/31/99(1)        6,520           (3,636)               2,884
   Class B ..................................      12/31/00          20,487           (8,793)              11,694
                                                   12/31/99(1)       10,097           (6,338)               3,759
   Class C ..................................      12/31/00             481              (53)                 428
                                                   12/31/99(1)           25                0                   25
   Class D ..................................      12/31/00               0                0                    0
                                                   12/31/99(1)           25                0                   25

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL Salomon All Cap Subaccount
   Class A ..................................      12/31/00         $ 11,495      $   (1,790)            $  9,705
                                                   12/31/99(1)         3,654          (2,516)               1,138
   Class B ..................................      12/31/00           72,011         (23,863)              48,148
                                                   12/31/99(1)         9,161          (4,670)               4,491
   Class C ..................................      12/31/00            1,180            (100)               1,080
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00              348             (25)                 323
                                                   12/31/99(1)            25               0                   25
WRL Pilgrim Baxter Mid Cap Growth Subaccount
   Class A ..................................      12/31/00           39,109         (13,524)              25,585
                                                   12/31/99(1)         5,562          (1,159)               4,403
   Class B ..................................      12/31/00          279,726        (113,664)             166,062
                                                   12/31/99(1)        27,496         (10,080)              17,416
   Class C ..................................      12/31/00            2,645            (376)               2,269
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00              476             (51)                 425
                                                   12/31/99(1)            25               0                   25
WRL Dreyfus Mid Cap Subaccount
   Class A ..................................      12/31/00            3,075          (2,126)                 949
                                                   12/31/99(1)           807             (44)                 763
   Class B ..................................      12/31/00           14,783          (6,505)               8,278
                                                   12/31/99(1)         4,276          (2,145)               2,131
   Class C ..................................      12/31/00              298             (34)                 264
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00                9              (3)                   6
                                                   12/31/99(1)            25               0                   25
WRL Value Line Aggressive Growth Subaccount
   Class A ..................................      12/31/00(1)           979            (106)                 873
   Class B ..................................      12/31/00(1)         4,891            (450)               4,441
   Class C ..................................      12/31/00(1)           125               0                  125
   Class D ..................................      12/31/00(1)            34              (3)                  31

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Units Transactions:
---------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL Great Companies - AmericaSM Subaccount
   Class A ..................................      12/31/00(1)      $  9,009       $   (985)             $  8,024
   Class B ..................................      12/31/00(1)        65,710         (7,526)               58,184
   Class C ..................................      12/31/00(1)         2,894            (38)                2,856
   Class D ..................................      12/31/00(1)           433            (44)                  389
WRL Great Companies - TechnologySM Subaccount
   Class A ..................................      12/31/00(1)         7,136         (2,578)                4,558
   Class B ..................................      12/31/00(1)        34,043         (6,561)               27,482
   Class C ..................................      12/31/00(1)           398             (4)                  394
   Class D ..................................      12/31/00(1)           200            (46)                  154
WRL Great Companies - Global2 Subaccount
   Class A ..................................      12/31/00(1)         1,224            (77)                1,147
   Class B ..................................      12/31/00(1)         3,492           (267)                3,225
   Class C ..................................      12/31/00(1)           175              0                   175
   Class D ..................................      12/31/00(1)            25              0                    25
WRL Gabelli Global Growth Subaccount
   Class A ..................................      12/31/00(1)         1,661           (186)                1,475
   Class B ..................................      12/31/00(1)        13,155         (3,771)                9,384
   Class C ..................................      12/31/00(1)           288             (1)                  287
   Class D ..................................      12/31/00(1)           215            (23)                  192
WRL LKCM Capital Growth Subaccount
   Class A ..................................      12/31/00(1)           142              0                   142
   Class B ..................................      12/31/00(1)           330             (9)                  321
   Class C ..................................      12/31/00(1)           133              0                   133
   Class D ..................................      12/31/00(1)           125              0                   125

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
Fidelity VIP III Growth Opportunities Subaccount
   Class A ..................................      12/31/00(1)      $ 1,275        $   (458)              $   817
   Class B ..................................      12/31/00(1)        3,395            (172)                3,223
   Class C ..................................      12/31/00(1)          148              (5)                  143
   Class D ..................................      12/31/00(1)           79             (34)                   45
Fidelity VIP II Contrafund(R) Subaccount
   Class A ..................................      12/31/00(1)        1,149             (91)                1,058
   Class B ..................................      12/31/00(1)        5,911            (278)                5,633
   Class C ..................................      12/31/00(1)          436             (15)                  421
   Class D ..................................      12/31/00(1)          117             (34)                   83
Fidelity VIP Equity-Income Subaccount
   Class A ..................................      12/31/00(1)        1,181            (310)                  871
   Class B ..................................      12/31/00(1)        3,654          (1,027)                2,627
   Class C ..................................      12/31/00(1)          113               0                   113
   Class D ..................................      12/31/00(1)           36               0                    36

                        Report of Independent Auditors



The Board of Directors
Western Reserve Life Assurance Co. of Ohio


We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheet of the Company as of December 31, 1999. The Separate Account balance sheets as of December 31, 1999 were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts as of December 31, 1999, is based solely on the report of the other auditors.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of other auditors provide a reasonable basis for our opinion.


As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.


In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ Ernst & Young LLP


Des Moines, Iowa
February 15, 2001

                  Western Reserve Life Assurance Co. of Ohio

                       Balance Sheets -- Statutory Basis
               (Dollars in thousands, except per share amounts)




                                                               December 31
                                                           2000            1999
                                                      -----------------------------
Admitted assets
Cash and invested assets:
 Cash and short-term investments                      $    25,465     $    23,932
 Bonds                                                     92,652         119,731
 Common stocks:
  Affiliated entities (cost: 2000 and 1999 -- $243)         4,164           2,156
  Other (cost: 2000 and 1999 -- $302)                         352             358
 Mortgage loans on real estate                             14,041           9,698
  Home office properties                                   33,571          34,066
  Investment properties                                    10,808          11,078
  Policy loans                                            284,335         182,975
  Other invested assets                                    10,091              --
                                                      ---------------------------
Total cash and invested assets                            475,479         383,994
Federal income taxes recoverable                           22,547              --
Premiums deferred and uncollected                             908             785
Accrued investment income                                   1,475           1,638
Transfers from separate accounts due or accrued           480,404         463,721
Cash surrender value of life insurance policies            49,787          47,518
Other assets                                                5,905           6,614
Separate account assets                                10,190,653      11,587,982
                                                      ---------------------------
Total admitted assets                                 $11,227,158     $12,492,252
                                                      ===========================

See accompanying notes.

                                                           December 31
                                                       2000            1999
                                                  -----------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                            $   400,695     $   302,138
  Annuity                                             259,199         268,864
 Policy and contract claim reserves                    13,474           9,269
 Other policyholders' funds                            39,118          38,633
 Remittances and items not allocated                   21,192          20,686
 Federal income taxes payable                              --           5,873
 Asset valuation reserve                                4,726           3,809
 Interest maintenance reserve                           5,934           7,866
 Short-term note payable to affiliate                  71,400          17,100
 Payable to affiliate                                  17,406             964
 Other liabilities                                     62,528          49,478
 Separate account liabilities                      10,185,342      11,582,656
                                                  ---------------------------
Total liabilities                                  11,081,014      12,307,336
Capital and surplus:
 Common stock, $1.00 par value, 3,000,000 shares
   authorized and 2,500,000 shares issued and
   outstanding                                          2,500           2,500
 Paid-in surplus                                      120,107         120,107
 Unassigned surplus                                    23,537          62,309
                                                  ---------------------------
Total capital and surplus                             146,144         184,916
                                                  ---------------------------
Total liabilities and capital and surplus         $11,227,158     $12,492,252
                                                  ===========================

See accompanying notes.

                  Western Reserve Life Assurance Co. of Ohio

                  Statements of Operations -- Statutory Basis
                            (Dollars in thousands)

                                                                          Year ended December 31
                                                                    2000            1999            1998
                                                               ---------------------------------------------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life                                                          $  741,937      $  584,729      $  476,053
  Annuity                                                        1,554,430       1,104,525         794,841
 Net investment income                                              47,867          39,589          36,315
 Amortization of interest maintenance reserve                        1,656           1,751             744
 Commissions and expense allowances on reinsurance ceded             1,648           4,178          15,333
 Income from fees associated with investment
   management, administration and contract guarantees for
   separate accounts                                               149,086         104,775          72,817
 Other income                                                       58,531          44,366          67,751
                                                                ------------------------------------------
                                                                 2,555,155       1,883,913       1,463,854
Benefits and expenses:
 Benefits paid or provided for:
  Life                                                              58,813          35,591          42,982
  Surrender benefits                                               888,060         689,535         551,528
  Other benefits                                                    47,855          32,201          31,280
 Increase (decrease) in aggregate reserves for policies
   and contracts:
   Life                                                             98,557          70,542          42,940
   Annuity                                                          (9,665)          3,446         (30,872)
   Other                                                                67            (121)         32,178
                                                                ------------------------------------------
                                                                 1,083,687         831,194         670,036
Insurance expenses:
 Commissions                                                       316,337         246,334         205,939
 General insurance expenses                                        120,798         112,536         102,611
 Taxes, licenses and fees                                           23,193          19,019          15,545
 Net transfers to separate accounts                              1,068,213         625,598         475,435
 Other expenses                                                         36              --              59
                                                                ------------------------------------------
                                                                 1,528,577       1,003,487         799,589
                                                                ------------------------------------------
                                                                 2,612,264       1,834,681       1,469,625
                                                                ------------------------------------------
Gain (loss) from operations before federal income tax
 expense (benefit) and net realized capital gains (losses)
 on investments                                                    (57,109)         49,232          (5,771)
Federal income tax expense (benefit)                               (17,470)         11,816            (347)
                                                                ------------------------------------------
Gain (loss) from operations before net realized capital gains
 (losses) on investments                                           (39,639)         37,416          (5,424)
Net realized capital gains (losses) on investments (net of
 related federal income taxes and amounts transferred to
 interest maintenance reserve)                                        (856)           (716)          1,494
                                                                ------------------------------------------
Net income (loss)                                               $  (40,495)     $   36,700      $   (3,930)
                                                                ==========================================

See accompanying notes.

                  Western Reserve Life Assurance Co. of Ohio

        Statements of Changes in Capital and Surplus -- Statutory Basis
                            (Dollars in thousands)

                                                                                       Total
                                            Common      Paid-In      Unassigned     Capital and
                                             Stock      Surplus        Surplus        Surplus
                                           ----------------------------------------------------
Balance at January 1, 1998                  $1,500     $ 88,015      $  25,348      $ 114,863
 Net loss                                       --           --         (3,930)        (3,930)
 Change in net unrealized capital gains         --           --            248            248
 Change in non-admitted assets                  --           --         (1,815)        (1,815)
 Change in asset valuation reserve              --           --           (412)          (412)
 Change in surplus in separate accounts         --           --           (341)          (341)
 Change in reserve valuation                    --           --         (2,132)        (2,132)
 Capital contribution                           --       32,092             --         32,092
 Settlement of prior period tax returns         --           --            353            353
 Tax benefits on stock options exercised        --           --          4,654          4,654
                                            -------------------------------------------------
Balance at December 31, 1998                 1,500      120,107         21,973        143,580
 Net income                                     --           --         36,700         36,700
 Change in net unrealized capital gains         --           --          1,421          1,421
 Change in non-admitted assets                  --           --            703            703
 Change in asset valuation reserve              --           --           (961)          (961)
 Change in surplus in separate accounts         --           --            451            451
 Transfer from unassigned surplus to
   common stock (stock dividend)             1,000           --         (1,000)            --
 Settlement of prior period tax returns         --           --          1,000          1,000
 Tax benefits on stock options exercised        --           --          2,022          2,022
                                            -------------------------------------------------
Balance at December 31, 1999                 2,500      120,107         62,309        184,916
 Net loss                                       --           --        (40,495)       (40,495)
 Change in net unrealized capital gains         --           --          1,571          1,571
 Change in non-admitted assets                  --           --         (1,359)        (1,359)
 Change in asset valuation reserve              --           --           (917)          (917)
 Change in surplus in separate accounts         --           --           (314)          (314)
 Settlement of prior period tax returns         --           --             30             30
 Tax benefits on stock options exercised        --           --          2,712          2,712
                                            -------------------------------------------------
Balance at December 31, 2000                $2,500     $120,107      $  23,537      $ 146,144
                                            =================================================

See accompanying notes.

                  Western Reserve Life Assurance Co. of Ohio

                  Statements of Cash Flow -- Statutory Basis
                            (Dollars in thousands)

                                                                    Year ended December 31
                                                              2000            1999            1998
                                                         ---------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance     $2,356,441      $1,738,870      $1,356,732
Net investment income                                         51,583          44,235          38,294
Life and accident and health claims                          (55,030)        (35,872)        (44,426)
Surrender benefits and other fund withdrawals               (888,060)       (689,535)       (551,528)
Other benefits to policyholders                              (43,721)        (32,642)        (31,231)
Commissions, other expenses and other taxes                 (456,874)       (382,372)       (326,080)
Net transfers to separate accounts                          (935,755)       (628,762)       (461,982)
Federal income taxes received (paid)                          (8,236)         (9,637)         11,956
Other, net                                                    16,913         (21,054)         (7,109)
                                                          ------------------------------------------
Net cash provided by (used in) operating activities           37,261         (16,769)        (15,374)
Investing activities
Proceeds from investments sold, matured or repaid:
 Bonds                                                        45,079         114,177         143,449
 Mortgage loans on real estate                                   227             212             221
 Other                                                           345              18              --
                                                          ------------------------------------------
                                                              45,651         114,407         143,670
Cost of investments acquired:
 Bonds                                                       (18,005)        (49,279)        (68,202)
 Common stocks                                                    --              --             (93)
 Mortgage loans on real estate                                (5,003)             (1)         (5,313)
 Real estate                                                    (108)           (286)        (26,213)
 Policy loans                                               (101,360)        (69,993)        (36,241)
 Other invested assets                                       (11,203)             --              --
 Other                                                            --            (855)           (414)
                                                          ------------------------------------------
                                                            (135,679)       (120,414)       (136,476)
                                                          ------------------------------------------
Net cash provided by (used in) investing activities          (90,028)         (6,007)          7,194
Financing activities
Issuance (payment) of short-term note payable to
  affiliate, net                                              54,300         (27,100)         36,000
Capital contribution                                              --              --          32,092
                                                          ------------------------------------------
Net cash provided by (used in) financing activities           54,300         (27,100)         68,092
                                                          ------------------------------------------
Increase (decrease) in cash and short-term investments         1,533         (49,876)         59,912
Cash and short-term investments at beginning of year          23,932          73,808          13,896
                                                          ------------------------------------------
Cash and short-term investments at end of year            $   25,465      $   23,932      $   73,808
                                                          ==========================================

See accompanying notes.

                  Western Reserve Life Assurance Co. of Ohio

                Notes to Financial Statements -- Statutory-Basis
                             (Dollars in thousands)


                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e)

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies (continued)

reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to unassigned surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; (l) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to surplus, rather than reported as a component of income tax expense in the statement of operations; and (n) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual is effective January 1, 2001. The State of Ohio has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Other significant statutory accounting practices are as follows:

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies (continued)

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2000, 1999 and 1998, net realized capital gains (losses) of $(276), $(67) and $1,294, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,656, $1,751 and $744 for the years ended December 31, 2000, 1999 and 1998, respectively.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2000, 1999 and 1998, with respect to such practices.

Aggregate Reserves for Policies

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $2,336,299, $1,675,642 and $1,240,858 in 2000, 1999 and
1998, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

      Investment Securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Mortgage Loans and Policy Loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

      Investment Contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

      Short-Term Note Payable to Affiliate: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

2. Fair Values of Financial Instruments (continued)

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.


The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                                  December 31
                                                     2000                            1999
                                         -----------------------------   -----------------------------
                                            Carrying                        Carrying
                                             Amount        Fair Value        Amount        Fair Value
                                         -------------   -------------   -------------   -------------
Admitted assets
Cash and short-term investments          $   25,465      $   25,465      $   23,932      $   23,932
Bonds                                        92,652          93,766         119,731         119,076
Common stocks, other than affiliates            352             352             358             358
Mortgage loans on real estate                14,041          14,422           9,698           9,250
Policy loans                                284,335         284,335         182,975         182,975
Separate account assets                  10,190,653      10,190,653      11,587,982      11,587,982
Liabilities
Investment contract liabilities             298,279         291,457         301,403         294,342
Short-term note payable to affiliate         71,400          71,400          17,100          17,100
Separate account annuities                7,305,380       7,142,011       8,271,548       8,079,141

3. Investments


The carrying amount and estimated fair value of investments in debt securities are as follows:

                                                               Gross          Gross       Estimated
                                               Carrying     Unrealized     Unrealized       Fair
                                                Amount         Gains         Losses         Value
                                              -----------------------------------------------------
December 31, 2000
Bonds:
 United States Government and agencies         $ 4,580        $   78         $   15       $ 4,643
 State, municipal and other government           1,478            85             --         1,563
 Public utilities                               13,061            75            159        12,977
 Industrial and miscellaneous                   42,482         1,673            811        43,344
 Mortgage and other asset-backed securities     31,051           416            228        31,239
                                               --------------------------------------------------
Total bonds                                    $92,652        $2,327         $1,213       $93,766
                                               ==================================================

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

3. Investments (continued)

                                                               Gross          Gross       Estimated
                                               Carrying     Unrealized     Unrealized       Fair
                                                Amount         Gains         Losses         Value
                                              -----------------------------------------------------
December 31, 1999
Bonds:
 United States Government and agencies         $  4,755       $    4         $   66       $  4,693
 State, municipal and other government            2,185           12             --          2,197
 Public utilities                                13,134          129            368         12,895
 Industrial and miscellaneous                    52,997        1,213          1,208         53,002
 Mortgage and other asset-backed securities      46,660          480            851         46,289
                                               ---------------------------------------------------
Total bonds                                    $119,731       $1,838         $2,493       $119,076
                                               ===================================================

The carrying amount and fair value of bonds at December 31, 2000 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                           Estimated
                                              Carrying       Fair
                                               Amount        Value
                                             -----------------------
Due in one year or less                       $ 3,006      $ 3,027
Due one through five years                     30,022       30,264
Due five through ten years                     21,811       22,273
Due after ten years                             6,762        6,963
                                              --------------------
                                               61,601       62,527
Mortgage and other asset-backed securities     31,051       31,239
                                              --------------------
                                              $92,652      $93,766
                                              ====================

A detail of net investment income is presented below:

                                             Year ended December 31
                                          2000         1999         1998
                                      -------------------------------------
Interest on bonds                      $  8,540      $ 12,094     $ 17,150
Dividends on equity investments from
  subsidiaries                           26,453        18,555       13,233
Interest on mortgage loans                  776           746          499
Rental income on real estate              6,034         5,794        2,839
Interest on policy loans                 14,372         9,303        6,241
Other investment income                       1           414          540
                                       -----------------------------------
Gross investment income                  56,176        46,906       40,502
Investment expenses                      (8,309)       (7,317)      (4,187)
                                       -----------------------------------
Net investment income                  $ 47,867      $ 39,589     $ 36,315
                                       ===================================

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

3. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:


                                      Year ended December 31
                                 2000          1999          1998
                              --------------------------------------
Proceeds                       $45,079      $114,177      $143,449
                               ===================================
Gross realized gains           $   117      $  1,762      $  4,641
Gross realized losses              480         1,709           899
                               -------
Net realized gains (losses)    $  (363)     $     53      $  3,742
                               ===================================

At December 31, 2000, bonds with an aggregate carrying value of $4,025 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.


Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                         Realized
                                           ------------------------------------
                                                  Year ended December 31
                                              2000         1999         1998
                                           ------------------------------------
Debt securities                             $   (363)    $   53      $  3,742
Other invested assets                         (1,115)        18           (18)
                                            ---------------------------------
                                              (1,478)        71         3,724
Tax benefit (expense)                            346       (854)         (936)
Transfer to interest maintenance reserve         276         67        (1,294)
                                            ---------------------------------
Net realized gains (losses)                 $   (856)    $ (716)     $  1,494
                                            =================================


                                         Changes in Unrealized
                                    -------------------------------
                                        Year ended December 31
                                       2000        1999       1998
                                    -------------------------------
Common stocks                        $2,002      $1,426      $248
Mortgage loans                         (431)         (5)       --
                                     ----------------------------
Change in unrealized appreciation    $1,571      $1,421      $248
                                     ============================

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

3. Investments (continued)

Gross unrealized gains (losses) on common stocks were as follows:

                            Unrealized
                       ---------------------
                            December 31
                          2000        1999
                       ---------------------
Unrealized gains        $4,040      $1,995
Unrealized losses          (69)        (26)
                        ------------------
Net unrealized gains    $3,971      $1,969
                        ==================

During 2000, the Company issued one mortgage loan with a lending rate of 7.97%. The percentage of the loan to the value of the security at the time of origination was 69%. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.


During 2000, 1999 and 1998, no mortgage loans were foreclosed and transferred to real estate. During 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $0 and $110, respectively.


At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

4. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                                 Year ended December 31
                           2000            1999            1998
                      ---------------------------------------------
Direct premiums        $2,385,134      $1,748,265      $1,345,752
Reinsurance assumed            --              --             461
Reinsurance ceded         (88,767)        (59,011)        (75,319)
                       ------------------------------------------
Net premiums earned    $2,296,367      $1,689,254      $1,270,894
                       ==========================================

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $8,856, $4,916 and $5,260 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $2,337 and $1,557, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $5,128 and $3,487, respectively.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.


Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and realized capital gains (losses) on investments for the following reasons:

                                                                   Year ended December 31
                                                              2000           1999           1998
                                                         -------------------------------------------
Computed tax (benefit) at federal statutory rate (35%)     $ (19,988)     $  17,231       $ (2,019)
Deferred acquisition costs -- tax basis                       14,725         11,344          9,672
Tax reserve valuation                                            123         (2,272)         1,513
Excess tax depreciation                                         (426)          (727)          (442)
Amortization of IMR                                             (580)          (613)          (260)
Dividend received deduction                                  (12,805)       (10,784)        (6,657)
Prior year under (over) accrual                                  560         (3,167)        (2,322)
Other, net                                                       921            804            168
                                                           ---------------------------------------
Federal income tax expense (benefit)                       $ (17,470)     $  11,816       $   (347)
                                                           =======================================

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

In 2000, the Company received $30 in interest from the Internal Revenue Service related to the 1993 tax year. In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. In 1998, the Company reached a final settlement with the Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53. Tax settlements for 2000, 1999 and 1998 were credited directly to unassigned surplus.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                                      December 31
                                                                            2000                        1999
                                                                  -------------------------   ------------------------
                                                                                   Percent                    Percent
                                                                     Amount       of Total       Amount       of Total
                                                                  ----------------------------------------------------
Subject to discretionary withdrawal with market value adjust-
 ment                                                              $   11,999          0%      $   12,534         0%
Subject to discretionary withdrawal at book value less surrender
 charge                                                                72,456          1           73,903         1
Subject to discretionary withdrawal at market value                 7,305,182         96        8,271,441        96
Subject to discretionary withdrawal at book value (minimal or
 no charges or adjustments)                                           210,648          3          217,372         3
Not subject to discretionary withdrawal provision                      15,753          0           15,433         0
                                                                   ------------------------------------------------
                                                                    7,616,038        100%       8,590,683       100%
                                                                                     ===                        ===
Less reinsurance ceded                                                  2,145                       1,581
                                                                   ----------                  ----------
Total policy reserves on annuities and deposit fund liabilities    $7,613,893                  $8,589,102
                                                                   ==========                  ==========

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                             Year ended December 31
                                                       2000            1999            1998
                                                  ---------------------------------------------
Transfers as reported in the summary of
  operations of the separate accounts statement:
Transfers to separate accounts                    $2,336,299      $1,675,642      $1,240,858
Transfers from separate accounts                   1,268,865       1,056,207         774,690
                                                  ------------------------------------------
Net transfers to separate accounts                 1,067,434         619,435         466,168
Reconciling adjustments -- change in accruals
  for investment management, administration
  fees and contract guarantees, reinsurance and
  separate account surplus                               779           6,163           9,267
                                                  ------------------------------------------
Transfers as reported in the summary of
  operations of the life, accident and health
  annual statement                                $1,068,213      $  625,598      $  475,435
                                                  ==========================================

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:


                                     Gross      Loading      Net
                                   -------------------------------
December 31, 2000
Ordinary direct renewal business    $  991       $220       $771
Ordinary new business                  133         (4)       137
                                    ----------------------------
                                    $1,124       $216       $908
                                    ============================
December 31, 1999
Ordinary direct renewal business    $1,017       $232       $785
                                    ----------------------------
                                    $1,017       $232       $785
                                    ============================

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132 was made for the year ended December 31, 1998 related to the change in reserve methodology.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000
7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $14,614.

8. Capital Structure

During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies which do business in the state to have capital stock of at least $2,500.

9. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,224, $1,105 and $917 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $930, $816 and $632 for the years ended December 31, 2000, 1999 and 1998, respectively.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

9. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $108, $81 and $157 for the years ended December 31, 2000, 1999 and 1998, respectively.

10. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $19,248, $16,905 and $12,763, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2000, 1999 and 1998, the Company received $4,665, $3,755 and $5,125, respectively, for such services, which approximates their cost.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 6.4% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $2,262, $1,997 and $1,090, respectively, to affiliates.

The Company received capital contributions of $32,092 from its parent in 1998.

At December 31, 2000 and 1999, the Company had short-term note payables to an affiliate of $71,400 and $17,100, respectively. Interest on these notes ranged from 6.49% to 6.58% at December 31, 2000 and 5.15% to 5.9% at December 31, 1999.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

10. Related Party Transactions (continued)

During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 2000 and 1999, the cash surrender value of these policies was $49,787 and $47,518, respectively.

11. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $3,438 and $3,498 and an offsetting premium tax benefit of $777 and $837 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(9), $(20) and $(74) at December 31, 2000, 1999 and 1998, respectively.

12. Reconciliation of Capital and Surplus and Net Income


The following table reconciles capital and surplus and net income as reported in the 1998 Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:

                                                                     Year ended
                                            December 31, 1998     December 31, 1998
                                           ----------------------------------------
                                              Total Capital
                                               and Surplus         Net Income/Loss
                                           ----------------------------------------
Amounts reported in Annual Statement            $148,038              $    528
Adjustment to federal income tax benefit          (4,458)               (4,458)
                                                ------------------------------
Amounts reported herein                         $143,580              $ (3,930)
                                                ==============================

                  Western Reserve Life Assurance Co. of Ohio

                       Summary of Investments Other Than
                        Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 2000

SCHEDULE I

                                                                                   Amount at Which
                                                                         Fair       Shown in the
                 Type of Investment                      Cost (1)       Value       Balance Sheet
--------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
 United States Government and government
   agencies and authorities                            $   5,029      $5,097          $   5,029
 States, municipalities and political subdivisions        11,783      11,996             11,783
 Public utilities                                         13,061      12,977             13,061
 All other corporate bonds                                62,779      63,696             62,779
                                                       ----------------------------------------
Total fixed maturities                                    92,652      93,766             92,652
Equity securities
Common stocks:
 Industrial, miscellaneous and all other                     302         352                352
                                                       ----------------------------------------
Total equity securities                                      302         352                352
Mortgage loans on real estate                             14,041                         14,041
Real estate                                               44,379                         44,379
Policy loans                                             284,335                        284,335
Cash and short-term investments                           25,465                         25,465
Other invested assets                                     10,091                         10,091
                                                       ---------                      ---------
Total investments                                      $ 471,265                      $ 471,315
                                                       =========                      =========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                  Western Reserve Life Assurance Co. of Ohio

                      Supplementary Insurance Information
                            (Dollars in thousands)

SCHEDULE III

                                                                                    Benefits,
                                                                                     Claims,
                          Future Policy    Policy and                     Net      Losses and     Other
                           Benefits and     Contract      Premium     Investment   Settlement   Operating
                             Expenses     Liabilities     Revenue       Income*     Expenses    Expenses*
                         --------------------------------------------------------------------------------
Year ended December 31,
  2000
Individual life              $389,458       $13,349     $  741,090      $13,430    $  267,540   $310,243
Group life                     11,237           100            847          936         1,413        580
Annuity                       259,199            25      1,554,430       33,501       814,734    149,541
                             ---------------------------------------------------------------------------
                             $659,894       $13,474     $2,296,367      $47,867    $1,083,687   $460,364
                             ===========================================================================
Year ended December 31,
  1999
Individual life              $291,106       $ 9,152     $  583,656      $10,754    $  178,237   $261,284
Group life                     11,032           100          1,073          706         1,437        599
Annuity                       268,864            17      1,104,525       28,129       651,520    116,006
                             ---------------------------------------------------------------------------
                             $571,002       $ 9,269     $1,689,254      $39,589    $  831,194   $377,889
                             ---------------------------------------------------------------------------
Year ended December 31,
  1998
Individual life              $221,050       $ 8,624     $  474,120      $ 9,884    $  122,542   $230,368
Group life                     10,546           100          1,933          723         1,962      2,281
Annuity                       265,418           509        794,841       25,708       545,532     91,505
                             ---------------------------------------------------------------------------
                             $497,014       $ 9,233     $1,270,894      $36,315    $  670,036   $324,154
                             ===========================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                  Western Reserve Life Assurance Co. of Ohio

                                  Reinsurance
                            (Dollars in thousands)


SCHEDULE IV

                                                          Assumed                   Percentage
                                            Ceded to        From                    of Amount
                               Gross          Other        Other          Net        Assumed
                              Amount        Companies    Companies      Amount        to Net
                          --------------------------------------------------------------------
Year ended
  December 31, 2000
Life insurance in force   $76,903,969    $14,753,778        $ --    $62,150,191         0.0%
                          =================================================================
Premiums:
 Individual life          $   774,550    $    33,460        $ --    $   741,090         0.0%
 Group life                     1,100            253          --            847         0.0
 Annuity                    1,609,484         55,054          --      1,554,430         0.0
                          -----------------------------------------------------------------
                          $ 2,385,134    $    88,767        $ --    $ 2,296,367         0.0%
                          =================================================================
Year ended
  December 31, 1999
Life insurance in force   $63,040,741    $11,297,250        $ --    $51,743,491         0.0%
                          =================================================================
Premiums:
 Individual life          $   604,628    $    20,972        $ --    $   583,656         0.0%
 Group life                     1,383            310          --          1,073         0.0
 Annuity                    1,142,254         37,729          --      1,104,525         0.0
                          -----------------------------------------------------------------
                          $ 1,748,265    $    59,011        $ --    $ 1,689,254         0.0%
                          =================================================================
Year ended
  December 31, 1998
Life insurance in force   $51,064,173    $ 9,862,460        $ --    $41,201,713         0.0%
                          =================================================================
Premiums:
 Individual life          $   493,633    $    19,512        $ --    $   474,121         0.0%
 Group life                     1,691            220         461          1,932        23.8
 Annuity                      850,428         55,587          --        794,841         0.0
                          -----------------------------------------------------------------
                          $ 1,345,752    $    75,319        $461    $ 1,270,894         .03%
                          =================================================================